Dreyfus Cash Management

Funds

ANNUAL REPORT January 31, 2002

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT


Contents

The Funds
--------------------------------------------------------------------------------

Letter  to Shareholders (Taxable)
3

Letter  to Shareholders (Tax-Exempt)
5

Statements  of Investments
7

Statements  of Assets and Liabilities
42

Statements  of Operations
44

Statements  of Changes in Net Assets
46

Financial  Highlights
50

Notes  to Financial Statements
59

Report  of Independent Auditors
62

Important  Tax Information
63

Board  Members Information
64

Officers  of the Funds
65

For More Information
--------------------------------------------------------------------------------

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured
           * Not Bank-Guaranteed
           * May Lose Value

The Funds

                                                  Dreyfus Cash Management Funds
LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Taxable) . For the 12-month reporting period ended January 31, 2002, the six taxable money market funds produced the following yields and effective yields:
(1)
--------------------------------------------------------------------------------

                                                                     Effective
                                                Yield(%)              Yield(%)
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

Institutional Shares                                3.71                  3.77

Investor Shares                                     3.46                  3.51

Administrative Shares                               3.61                  3.67

Participant Shares                                  3.31                  3.36
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

Institutional Shares                                3.85                  3.91

Investor Shares                                     3.60                  3.65

Administrative Shares                               3.75                  3.81

Participant Shares                                  3.44                  3.50
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT CASH MANAGEMENT

Institutional Shares                                3.74                  3.81

Investor Shares                                     3.49                  3.55

Administrative Shares                               3.64                  3.70

Participant Shares                                  3.34                  3.39
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

Institutional Shares                                3.51                  3.56

Investor Shares                                     3.26                  3.31

Administrative Shares                               3.41                  3.46

Participant Shares                                  3.11                  3.15
--------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

Institutional Shares                                3.56                  3.62

Investor Shares                                     3.31                  3.36

Administrative Shares                               3.46                  3.52

Participant Shares                                  3.16                  3.21
--------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

Institutional Shares                                3.62                  3.68

Investor Shares                                     3.37                  3.42

Administrative Shares                               3.52                  3.57

Participant Shares                                  3.22                  3.26

Economic and Market Environment

The U.S. economy was already slowing when the reporting period began on February 1, 2001, and the Federal Reserve Board (the "Fed" ) had recently reduced short-term interest rates in two separate moves. The Fed was apparently reacting to weak retail sales, diminishing consumer confidence and softening manufacturing activity. During the reporting period, the Fed continued to reduce interest rates with a 50-basis point reduction in March. These moves toward a more accommodative monetary policy appeared to be justified when it was determined that Gross Domestic Product ("GDP") growth for the first quarter of 2001 grew at an annualized rate of just 1.10%.

According to the National Bureau of Economic Research, the U.S. entered its first recession in 10 years just as the second quarter of 2001 began. The Fed continued to reduce short-term interest rates by 50 basis points each in April and May and by 25 basis points in June. Yet, despite six months of aggressive easing, capital spending remained weak and manufacturing activity remained sluggish. GDP growth during the second quarter was estimated to grow at an annualized rate of just 0.30%.

In the third quarter, some economists began to detect signs of possible economic improvement. Evidence emerged that inventories had returned closer to normal levels, energy prices had moderated and consumer spending remained relatively strong. Nonetheless, at its August meeting the Fed cited reduced capital spending, weak consumption and slower overseas growth for its decision to reduce short-term interest rates by another 25 basis points.

On September 11 disaster struck. In addition to the immense losses of human lives and property, the terrorist attacks made an already weak economy even weaker. Consumer spending plunged as individuals canceled travel plans and cut back on new purchases. For its part, the Fed acted quickly, cutting interest rates another 50 basis points even before the stock market reopened on September
17. It also injected approximately $50 billion into the economy. Its goals were to ensure the continued smooth operations of the financial markets and to stimulate eco
                                                                       The Funds


LETTER TO SHAREHOLDERS (CONTINUED)

nomic growth. Nonetheless, U.S. GDP growth contracted by 1.30% in the third quarter, the economy's worst performance in a decade.

The Fed followed up in the fourth quarter by cutting rates another 50 basis points each in October and November, citing "heightened uncertainty and concerns about a deterioration in business conditions both in the U.S. and abroad." This was followed by a 25-basis point cut at its December meeting, despite early signs that the rate of economic deterioration had slowed. In fact, it was later estimated that the U.S. economy grew at a 1.40% annualized rate, driven primarily by consumer spending.

Buoyed by the economy's apparent gains, the Fed refrained from cutting short-term interest rates further at the Federal Open Market Committee meeting in January. At the same time, however, the Fed released a statement saying that the risks remained slanted toward economic weakness.

Portfolio Focus

A significant effect of the Fed's interest-rate reductions has been lower yields on money market securities. In this environment, we continued to maintain the portfolio' s relatively long average weighted maturity in seeking to maintain then current yields for as long as we deemed practical. As of January 31, 2002, consumer confidence seems to have improved, retail sales have picked up and fewer workers have submitted jobless claims. In light of the economy's unexpected gains during the fourth quarter of 2001, we currently believe that the prospects for an economic recovery are positive and that the Fed has probably ended its cycle of interest-rate reductions. However, we also believe that it could be quite some time before we see sufficient economic growth for the Fed to adopt a higher interest-rate policy. As always, we are monitoring the economy, our current strategy and the funds' average weighted maturity as economic and market conditions develop.

Sincerely,


Patricia A. Larkin
Senior Portfolio Manager
February 15, 2002
New York, N.Y.

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.



LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax-Exempt) . For the 12-month reporting period ended January 31, 2002, the three tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax-Exempt) produced the following yields and effective yields:(1)
--------------------------------------------------------------------------------

                                                                     Effective
                                                Yield(%)              Yield(%)
--------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

Institutional Shares                                2.56                  2.59

Investor Shares                                     2.31                  2.33

Administrative Shares                               2.46                  2.48

Participant Shares                                  2.16                  2.18
--------------------------------------------------------------------------------

DREYFUS N.Y. MUNICIPAL CASH MANAGEMENT

Institutional Shares                                2.39                  2.41

Investor Shares                                     2.13                  2.15

Administrative Shares                               2.28                  2.30

Participant Shares                                  2.02                  2.04
--------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

Institutional Shares                                2.47                  2.50

Investor Shares                                     2.22                  2.25

Administrative Shares                               2.37                  2.40

Participant Shares                                  2.07                  2.09

Economic and Market Environment

According to economists, the nation's first recession in 10 years began in March 2001. Well before the United States officially entered the recession, however, the Federal Reserve Board (the "Fed") began to take steps to stimulate renewed economic growth. The Fed reduced short-term interest rates in two separate moves in January 2001, before the reporting period began. All told during the reporting period, the Fed reduced short-term interest rates by 375 basis points to its lowest level since the 1960s. Yields on one-year tax-exempt notes fell to historically low levels in this environment.

In addition, tax-exempt money market yields declined in response to a sharply declining stock market during much of the reporting period. Persistent stock market weakness caused a "flight to quality" among investors seeking an investment alternative for their assets. As a result, total assets invested in tax-exempt money market funds rose throughout the reporting period, keeping short-term interest rates low due to the increased demand.

However, the extent to which tax-exempt yields fell was limited by the occurrence of two major economic shocks during the reporting period. The first was the California energy crisis in which rising oil and gas prices and a flawed deregulation plan sent a Southern California electric utility into bankruptcy. To avert widespread power disruptions, California issued $5.7 billion in new short-term debt. The second shock occurred on September 11, when terrorists destroyed New York' s World Trade Center complex. In October, New York issued $2.5 billion of tax-exempt securities. In addition, as the U.S. economy weakened, many states and municipalities received less tax revenue than they had originally anticipated. Budget shortfalls created short-term cash needs for many local governments. Accordingly, municipalities issued more tax-exempt notes and commercial paper than during the same period one year earlier. At times, these unexpected increases in the supply of tax-exempt money market instruments caused their yields to nearly match those of comparable-maturity U.S. Treasury bills, which were in relatively short supply. We anticipate 2002 will again be another large supply year as states and municipalities balance budgets.

                                                                       The Funds



LETTER TO SHAREHOLDERS (CONTINUED)

Portfolio Focus

In this declining interest-rate environment, we generally maintained the funds' weighted average maturities at points that were longer than those of their respective peer groups. This positioning proved advantageous because it enabled us to lock in higher prevailing yields for as long as we deemed practical while short-term interest rates fell.

As tax-exempt yields fell, we continued to strive to maintain a "laddered" portfolio in which holdings mature in stages to help protect the fund against unexpected changes in interest rates. However, with yields on municipal notes currently at very low levels, we have recently focused primarily on commercial paper with three- to six-month maturities for the laddered portion of the portfolio. Otherwise, as existing holdings have matured, we have had little choice but to reinvest in very short-term securities at today's low yields. Of course, we may look to change our current strategy and the portfolio's composition as market conditions develop.

Sincerely,


Colleen Meehan
Portfolio Manager
February 15, 2002
New York, NY

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. FOR THE NATIONAL FUNDS, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR THE NEW YORK FUND, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR OUT-OF-STATE RESIDENTS. FOR EACH FUND, SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.




STATEMENT OF INVESTMENTS

January 31, 2002


                                                                                                     Principal
DREYFUS CASH MANAGEMENT                                                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--9.5%
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

  1.75%, 2/12/2002                                                                                  90,000,000         90,000,000

Chase Manhattan Bank USA

  1.80%, 2/6/2002                                                                                  200,000,000        200,002,148

Firstar Bank N.A.

  4.20%, 5/22/2002                                                                                 150,000,000        149,995,604

First Tennessee Bank N.A.

  1.81%, 2/19/2002                                                                                 200,000,000        200,000,000

First Union National Bank

  5.02%, 2/26/2002                                                                                 100,000,000        100,000,000

J.P. Morgan Chase & Co.

  1.77% 3/11/2002                                                                                  370,000,000        370,000,000

National City Bank

  1.80%, 3/11/2002                                                                                 225,000,000  (a)   224,991,953

Standard Federal Bank

  2.40%, 12/3/2002                                                                                  60,000,000         59,985,112

Wells Fargo Bank N.A.

  1.82%, 10/18/2002                                                                                 50,000,000  (a)    50,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $1,444,974,817)                                                                                             1,444,974,817
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--56.1%
-----------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

  1.87%--2.15%, 2/1/2002--4/4/2002                                                                 397,000,000        396,644,172

AIG Funding Inc.

  1.87%, 2/1/2002                                                                                  337,000,000        337,000,000

American General Corp.

  1.88%, 2/1/2002                                                                                   49,000,000         49,000,000

Amstel Funding

  1.81%--2.08%, 2/6/2002--4/4/2002                                                                 358,949,000  (b)   358,398,758

Amsterdam Funding Corp.

  1.90%, 2/1/2002                                                                                   24,022,000  (b)    24,022,000

Barclays U.S. Funding Corp.

  1.73%, 4/8/2002                                                                                  500,000,000        498,423,333

Bavaria TRR Corp.

  1.81%--1.83%, 2/12/2002--4/29/2002                                                               325,000,000  (b)   324,060,104

BCI Funding Corp.

  1.86%, 3/4/2002                                                                                  100,000,000         99,840,694

Bear Stearns Cos. Inc.

  1.95%, 2/1/2002                                                                                  400,000,000        400,000,000

Canadian Imperial Holdings Inc.

  1.75%, 2/8/2002                                                                                  150,000,000        149,949,046

Ciesco L.P.

  1.90%, 2/1/2002                                                                                   79,600,000  (b)    79,600,000

Danske Corp. Inc.

  1.87%, 3/11/2002                                                                                 200,000,000        199,607,333

Deutsche Bank Financial Inc.

  1.84%--2.03%, 2/1/2002--2/4/2002                                                                 700,000,000        699,949,500

                                                                                                                  The Funds


STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Dexia Delaware LLC

  1.82%--1.88%, 3/6/2002--7/11/2002                                                                400,000,000        398,685,750

General Electric Capital Corp.

  1.75%--2.00%, 2/15/2002--5/8/2002                                                                750,000,000        748,200,500

General Electric Capital Services Inc.

  1.90%--2.00%, 5/8/2002--7/8/2002                                                                 290,000,000        288,206,100

Greyhawk Funding LLC

  1.81%--1.90%, 2/1/2002--4/25/2002                                                                241,000,000  (b)   240,460,500

HSBC USA Inc.

  2.08%, 2/5/2002                                                                                  200,000,000        199,954,000

ING Bank

  1.90%, 2/1/2002                                                                                  300,000,000        300,000,000

Kraft Foods Inc.

  1.90%, 2/1/2002                                                                                   26,500,000         26,500,000

Lehman Brothers Holdings Inc.

  1.93%--2.31%, 4/19/2002--7/12/2002                                                               300,000,000        297,803,944

Links Finance LLC

  1.93%, 2/1/2002                                                                                   55,000,000  (b)    55,000,000

Morgan Stanley Dean Witter & Co.

  1.83%--1.84%, 2/15/2002--2/22/2002                                                               550,000,000        549,512,335

Paradigm Funding LLC

  1.78%--1.90%, 2/1/2002--2/5/2002                                                                 235,000,000  (b)   234,973,300

Prudential Funding LLC

  1.85%, 2/1/2002                                                                                  200,000,000        200,000,000

Salomon Smith Barney Holdings Inc.

  1.87%, 2/1/2002                                                                                  700,000,000        700,000,000

UBS Finance Delaware LLC

  1.90%, 2/1/2002                                                                                  700,000,000        700,000,000

TOTAL COMMERCIAL PAPER

  (cost $8,555,791,369)                                                                                             8,555,791,369
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--13.1%
------------------------------------------------------------------------------------------------------------------------------------

Beta Finance Inc.

  1.85%--1.86%, 6/7/2002--7/22/2002                                                                115,000,000  (a,b) 114,993,093

CC (USA) Inc.

  1.83%--1.86%, 5/28/2002--7/15/2002                                                               450,000,000  (a,b) 450,000,000

CC (USA) Inc.

  2.21%--4.20%, 6/5/2002--11/13/2002                                                               200,000,000  (b)   199,868,156

Donaldson, Lufkin & Jenrette Securities Corp.

  4.72%, 4/1/2002                                                                                   41,300,000         41,362,292

K2 (USA) LLC

  1.83%--1.86%, 7/15/2002--11/12/2002                                                              165,000,000  (a,b) 165,000,000

Links Finance LLC

  2.25%--3.63%, 8/28/2002--11/13/2002                                                              250,000,000  (b)   250,000,000


                                                                                                     Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch & Co. Inc.

  4.27%, 5/2/2002                                                                                  200,000,000        200,000,000

Sigma Finance Inc.

  1.81%, 2/7/2002                                                                                  250,000,000  (a,b) 250,000,000

Sigma Finance Inc.

  4.01%--4.25%, 5/20/2002--7/15/2002                                                               325,000,000  (b)   325,017,266

TOTAL CORPORATE NOTES

  (cost $1,996,240,807)                                                                                             1,996,240,807
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.7%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

 1.93%--4.16%, 2/15/2002--8/29/2002

  (cost $710,000,000)                                                                              710,000,000  (c )  710,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--7.1%
------------------------------------------------------------------------------------------------------------------------------------

Bank of New York

  4.78%, 3/15/2002                                                                                 150,000,000        149,995,827

Harris Trust & Savings Bank

  1.79%, 5/9/2002                                                                                  100,000,000  (a)    99,997,342

LaSalle Bank N.A.

  2.28%--4.07%, 5/17/2002--12/3/2002                                                               300,000,000        299,982,720

National City Bank

  1.79%, 9/13/2002                                                                                  25,000,000  (a)    25,000,000

National City Bank

  2.25%--2.30%, 1/3/2003--1/14/2003                                                                165,000,000        165,000,000

Standard Federal Bank

  2.38%, 10/10/2002                                                                                100,000,000         99,993,193

U.S. Bank N.A.

  2.26%, 12/6/2002                                                                                 250,000,000        249,905,913

TOTAL SHORT-TERM BANK NOTES

  (cost $1,089,874,995)                                                                                             1,089,874,995
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--5.2%
------------------------------------------------------------------------------------------------------------------------------------

HSBC Bank USA (Grand Cayman)

  1.78%, 2/1/2002                                                                                  229,000,000        229,000,000

J.P. Morgan Chase & Co. (London)

  1.81%, 2/1/2002                                                                                  135,000,000        135,000,000

State Street Bank & Trust Co. (Grand Cayman)

  1.86%, 2/1/2002                                                                                  425,000,000        425,000,000

TOTAL TIME DEPOSITS

  (cost $789,000,000)                                                                                                 789,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--.8%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation, Discount Notes

  2.28%, 1/2/2003                                                                                   25,000,000         24,481,215

Student Loan Marketing Association, Discount Notes

  1.80%, 2/1/2002                                                                                  106,764,000        106,764,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $131,245,215)                                                                                                 131,245,215
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--3.3%
------------------------------------------------------------------------------------------------------------------------------------

ABN Amro North America Finance Inc.

  1.77%, dated 1/31/2002, due 2/1/2002 in the amount
  of $500,024,583 (fully collateralized  by $305,994,000
  U.S. Treasury Bills, due between 5/9/2002 and 6/6/2002,
  and $200,000,000 U.S. Treasury Notes, 6.625%,
  due 4/30/2002, value $510,001,925)
  (cost $500,000,000)                                                                              500,000,000        500,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $15,217,127,203)                                                                 99.8%     15,217,127,203

CASH AND RECEIVABLES (NET)                                                                                 .2%         36,368,855

NET ASSETS                                                                                              100.0%     15,253,496,058

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION,  NORMALLY TO QUALIFIED  INSTITUTIONAL  BUYERS. AT JANUARY 31,
     2002, THESE SECURITIES AMOUNTED TO $3,071,393,177 OR 20.1% OF NET ASSETS.

(C)  THESE  NOTES  WERE  ACQUIRED  FOR  INVESTMENT,  AND NOT WITH THE  INTENT TO
     DISTRIBUTE  OR SELL.  SECURITIES  RESTRICTED  AS TO  PUBLIC  RESALE.  THESE
     SECURITIES  WERE  ACQUIRED  FROM  5/24/2001  TO  1/31/2002 AT A COST OF PAR
     VALUE.  AT JANUARY 31, 2002,  THE AGGREGATE  VALUE OF THESE  SECURITIES WAS
     $710,000,000,  REPRESENTING  4.7% OF NET ASSETS AND ARE VALUED AT AMORTIZED
     COST.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC.                                                                   Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--39.8%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National PLC (Yankee)

  2.31%, 12/30/2002                                                                                500,000,000        499,775,059

ABN-AMRO Bank N.V. (Yankee)

  5.05%, 2/4/2002                                                                                  200,000,000        199,999,841

Alliance & Leicester PLC (London)

  1.84%--1.86%, 3/11/2002--10/18/2002                                                              150,000,000        150,004,598

American Express Centurion Bank

  2.08%, 2/4/2002                                                                                   50,000,000         50,000,000

Banca Intesa BCI (London)

  1.89%, 7/31/2002                                                                                 500,000,000        500,024,739

Banca Intesa SpA (London)

  1.75%--2.45%, 3/13/2002--4/10/2002                                                               525,000,000        525,031,228

Bank of Nova Scotia (Yankee)

  1.90%--2.00%, 7/16/2002--11/8/2002                                                               250,000,000        250,104,375

Bank of Scotland (London)

  1.85%--5.05%, 2/4/2002--9/4/2002                                                                 355,000,000        355,023,196

Bank One N.A.

  4.30%, 4/23/2002                                                                                 100,000,000         99,997,844

Bank One N.A.

  1.80%, 11/5/2002                                                                                 125,000,000  (a)   125,000,000

Barclays Bank PLC (London)

  1.81%--1.82%, 7/15/2002--10/18/2002                                                              300,000,000        300,010,646

Barclays Bank PLC (Yankee)

  1.80%, 9/13/2002                                                                                 175,000,000  (a)   174,989,260

Bayerische Hypo-und Vereinsbank AG

  1.78%--1.81%, 3/12/2002--10/22/2002                                                              275,000,000  (a)   274,991,741

Bayerische Hypo-und Vereinsbank AG (Yankee)

  1.90%--4.25%, 6/19/2002--7/19/2002                                                               880,000,000        879,990,841

BCI Funding Corp. (London)

  1.90%, 7/5/2002                                                                                  100,000,000        100,004,237

BNP Paribas (London)

  2.19%, 11/5/2002                                                                                  50,000,000         49,989,303

BNP Paribas (Yankee)

  2.37%, 12/31/2002                                                                                300,000,000        299,918,844

Canadian Imperial Bank of Commerce (Yankee)

  1.78%--1.81%, 3/12/2002--6/26/2002                                                               750,000,000  (a)   749,957,326

Canadian Imperial Bank of Commerce (Yankee)

  2.00%--4.28%, 4/23/2002--11/25/2002                                                              450,000,000        450,097,368

Chase Manhattan Bank USA

  1.80%, 2/6/2002                                                                                  100,000,000        100,001,074

Commerzbank AG (Yankee)

  1.82%--1.83%, 6/28/2002--8/15/2002                                                               500,000,000  (a)   499,960,186

Commerzbank AG (Yankee)

  4.25%, 4/23/2002                                                                                 150,000,000        150,023,944

Commonwealth Bank of Australia (London)

  4.05%, 6/5/2002                                                                                   17,000,000         17,005,393

Credit Agricole Indosuez S.A. (London)

  1.77%--2.10%, 3/12/2002--10/9/2002                                                               300,000,000        300,254,792

Deutsche Bank AG (Yankee)

  1.73%--3.80%, 4/10/2002--10/4/2002                                                               640,000,000        639,999,455

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Dexia Delaware LLC (Yankee)

  4.11%, 5/14/2002                                                                                 100,000,000         99,998,640

Dresdner Bank AG (London)

  2.00%, 4/2/2002                                                                                   58,000,000         58,007,594

First Union National Bank

  5.02%, 2/26/2002                                                                                 225,000,000        225,000,000

Halifax PLC (London)

  1.82%--2.15%, 3/11/2002--4/22/2002                                                               274,000,000        274,036,728

Harris Trust & Savings Bank

  2.44%, 11/25/2002                                                                                100,000,000         99,991,965

J.P. Morgan Chase & Co.

  1.78%, 3/11/2002                                                                                 550,000,000        550,000,000

Landesbank Baden-Wuerttemberg (London)

  1.77%--2.00%, 3/7/2002--4/29/2002                                                                295,000,000        295,066,244

Landesbank Baden-Wuerttemberg (Yankee)

  2.42%, 10/4/2002                                                                                  50,000,000         50,056,137

Merita Bank PLC (London)

  2.47%, 2/1/2002                                                                                  200,000,000        200,000,000

Merita Bank PLC (Yankee)

  2.20%--4.05%, 6/13/2002--11/18/2002                                                              225,000,000        225,003,522

Nordea North America Inc. (Yankee)

  2.47%, 12/27/2002                                                                                200,000,000        199,946,592

Rabobank Nederland (Yankee)

  1.80%, 10/17/2002                                                                                100,000,000        100,007,070

Societe Generale (London)

  1.80%, 9/4/2002                                                                                  300,000,000        300,011,641

Svenska Handelsbanken (London)

  2.00%--2.15%, 3/11/2002--5/8/2002                                                                100,000,000        100,011,639

Svenska Handelsbanken (Yankee)

  2.00%-4.20%, 11/8/2002-7/30/2002                                                                 300,000,000        300,082,329

Swedbank (Yankee)

  2.47%--2.50%, 10/17/2002--10/21/2002                                                             250,000,000        250,001,748

Toronto-Dominion Bank (Yankee)

  2.00%, 9/4/2002                                                                                  150,000,000        150,000,000

UniCredito Italiano SpA (London)

  2.20%, 2/1/2002                                                                                   50,000,000         50,000,000

Union Bank of Switzerland (Yankee)

  2.33%, 12/17/2002                                                                                 90,000,000         90,018,152

Westdeutsche Landesbank Girozentrale (London)

  4.24%, 5/17/2002                                                                                 200,000,000        200,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

  2.44%--4.27%, 4/1/2002--7/24/2002                                                                350,000,000        350,000,000

Westpac Banking Corp. (Yankee)

  2.30%, 12/30/2002                                                                                 50,000,000         50,004,499

Wilmington Trust Co.

  2.00%, 11/7/2002                                                                                  35,000,000         35,047,855

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $11,994,447,645)                                                                                           11,994,447,645


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--18.8%
------------------------------------------------------------------------------------------------------------------------------------

American Home Products Corp.

  1.86%, 4/22/2002                                                                                  45,000,000         44,815,000

Amstel Funding Corp.

  1.78%--2.08%, 2/15/2002--7/15/2002                                                               398,641,000  (b)   397,348,834

Bavaria TRR Corp.

  1.83%, 2/12/2002                                                                                 100,000,000  (b)    99,944,083

CXC Inc.

  2.19%, 2/8/2002                                                                                  100,000,000  (b)    99,957,611

Den Norske Bank ASA

  1.86%, 3/8/2002                                                                                   47,000,000         46,915,465

General Electric Capital Corp.

  1.96%--3.59%, 2/1/2002--5/9/2002                                                                 950,000,000        948,156,055

General Electric Capital Services Inc.

  2.44%--3.59%, 2/5/2002--2/28/2002                                                                200,000,000        199,708,194

Greyhawk Funding LLC

  1.80%, 4/25/2002                                                                                 200,000,000        199,174,611

Morgan Stanley Dean Witter & Co.

  1.84%, 2/8/2002                                                                                  275,000,000        274,901,611

Moriarty Ltd.

  2.02%, 5/7/2002                                                                                  100,000,000  (b)    99,472,222

MPS U.S. Commercial Paper Corp.

  1.85%, 3/8/2002                                                                                   50,000,000         49,910,556

Nordea North America Inc.

  1.80%, 4/22/2002                                                                                 200,000,000        199,204,444

Paradigm Funding LLC

  1.78%, 3/27/2002                                                                                  93,000,000  (b)    92,753,085

Salomon Smith Barney Holdings Inc.

  1.87%, 2/1/2002                                                                                  375,000,000        375,000,000

Sigma Finance Inc.

  2.48%, 4/5/2002                                                                                   30,485,000  (b)    30,354,296

Spintab AB

  1.75%--2.24%, 2/15/2002--4/9/2002                                                                585,000,000        583,899,352

Stadshypotek Delaware Inc.

  1.79%--1.83%, 2/6/2002--2/21/2002                                                                270,000,000  (b)   269,780,472

UBS Finance Delaware LLC

  1.88%, 2/1/2002                                                                                1,600,000,000      1,600,000,000

Westpac Trust Securities NZ Ltd.

  2.01%, 5/7/2002                                                                                   50,000,000         49,737,431

TOTAL COMMERCIAL PAPER

  (cost $5,661,033,322)                                                                                             5,661,033,322
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--16.3%
------------------------------------------------------------------------------------------------------------------------------------

Beta Finance Inc.

  3.60%--4.14%, 6/5/2002--8/20/2002                                                                130,000,000  (b)   130,006,548

Beta Finance Inc.

  1.83%--1.86%, 5/21/2002--9/16/2002                                                               702,000,000  (a,b) 702,000,000

CC (USA) Inc.

  3.60%--4.25%, 5/28/2002--8/20/2002                                                               155,000,000  (b)   155,010,875

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

CC (USA) Inc.

  1.85%, 6/3/2002--6/5/2002                                                                        165,000,000  (a,b) 165,000,000

CSFB Finance B.V.

  1.88%, 9/9/2002                                                                                  171,500,000  (a,b) 171,500,000

K2 (USA) LLC

  4.01%, 7/15/2002                                                                                 100,000,000  (b)   100,000,000

K2 (USA) LLC

  1.85%, 6/28/2002--7/25/2002                                                                      100,000,000  (a,b) 100,000,000

Lehman Brothers Holdings Inc.

  1.82%, 3/22/2002--4/2/2002                                                                       175,000,000  (a)   175,191,816

Lehman Brothers Holdings Inc.

  2.73%, 10/1/2002                                                                                  17,500,000         17,979,733

Liberty Lighthouse US Capital Co. LLC

  4.84%, 4/11/2002                                                                                 100,000,000  (b)   100,000,000

Liberty Lighthouse US Capital Co. LLC

  1.86%, 7/1/2002                                                                                  150,000,000  (a,b) 150,000,000

Links Finance LLC

  2.15%--4.01%, 7/15/2002--2/3/2003                                                                525,000,000  (b)   525,012,217

Links Finance LLC

  1.84%--1.85%, 7/5/2002--7/22/2002                                                                200,000,000  (a,b) 200,000,000

Merrill Lynch & Co. Inc.

  4.27%, 5/3/2002                                                                                  100,000,000        100,000,000

Merrill Lynch & Co. Inc.

  1.93%--1.97%, 3/5/2002--11/13/2002                                                               300,000,000  (a)   300,170,109

Paradigm Funding LLC

  1.79%--1.80%, 10/11/2002--10/29/2002                                                             450,000,000  (a,b) 450,000,000

Sigma Finance Inc.

  1.85%, 8/15/2002                                                                                 200,000,000  (a,b) 200,000,000

Sigma Finance Inc.

  2.23%--4.80%, 3/19/2002--1/8/2003                                                                960,000,000  (b)   959,986,249

Wells Fargo Financial Inc.

  1.85%, 1/10/2003                                                                                 225,000,000  (a)   225,000,000

TOTAL CORPORATE NOTES

  (cost $4,926,857,547)                                                                                             4,926,857,547
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.9%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

 1.93%--4.16%, 2/15/2002--1/15/2003

  (cost $1,485,000,000)                                                                          1,485,000,000  (c ) 1,485,000,00
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--6.2%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

  3.59%--5.00%, 2/27/2002--8/15/2002                                                               300,000,000        299,993,399

Bayerische Hypo-und Vereinsbank AG

  1.82%, 11/5/2002                                                                                 100,000,000  (a)    99,992,411


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Harris Trust & Savings Bank

  1.80%, 6/17/2002                                                                                 100,000,000  (a)    99,996,264

Key Bank N.A.

  1.78%--1.80%, 2/5/2002--3/27/2002                                                                350,000,000  (a)   350,000,108

Standard Federal Bank

  1.90%--2.50%, 7/31/2002--10/4/2002                                                               200,000,000        199,993,363

Swedbank

  2.41%, 10/11/2002                                                                                200,000,000        200,000,000

U.S. Bank N.A.

  2.40%--3.45%, 10/1/2002--10/28/2002                                                              325,000,000        325,000,000

U.S. Bank N.A

  1.79%--1.82%, 11/12/2002--1/17/2003                                                              300,000,000  (a)   299,995,219

TOTAL SHORT-TERM BANK NOTES

  (cost $1,874,970,764)                                                                                             1,874,970,764
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--15.9%
------------------------------------------------------------------------------------------------------------------------------------

BNP Paribas (Grand Cayman)

  1.88%, 2/1/2002                                                                                  275,000,000        275,000,000

HSBC Bank USA (Grand Cayman)

  1.77%, 2/1/2002                                                                                  529,000,000        529,000,000

J.P. Morgan Chase & Co. (London)

  1.88%, 2/1/2002                                                                                  830,000,000        830,000,000

Nordea North America Inc. (Grand Cayman)

  1.94%, 2/1/2002                                                                                  850,000,000        850,000,000

Rabobank Nederland (Grand Cayman)

  1.88%, 2/1/2002                                                                                  999,000,000        999,000,000

Societe Generale (Grand Cayman)

  1.88%, 2/1/2002                                                                                  999,000,000        999,000,000

State Street Bank & Trust Co. (Grand Cayman)

  1.81%, 2/1/2002                                                                                  300,000,000        300,000,000

TOTAL TIME DEPOSITS

  (cost $4,782,000,000)                                                                                             4,782,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $30,724,309,278)                                                                101.9%     30,724,309,278

LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (1.9%)      (575,031,080)

NET ASSETS                                                                                              100.0%     30,149,278,198

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION,  NORMALLY TO QUALIFIED  INSTITUTIONAL  BUYERS. AT JANUARY 31,
     2002, THESE SECURITIES AMOUNTED TO $5,198,126,492 OR 17.2 % OF NET ASSETS.

(C)  THESE  NOTES  WERE  ACQUIRED  FOR  INVESTMENT,  AND NOT WITH THE  INTENT TO
     DISTRIBUTE  OR SELL.  SECURITIES  RESTRICTED  AS TO  PUBLIC  RESALE.  THESE
     SECURITIES  WERE  ACQUIRED  FROM  5/24/2001  TO  1/31/2002 AT A COST OF PAR
     VALUE.  AT JANUARY 31, 2002,  THE AGGREGATE  VALUE OF THESE  SECURITIES WAS
     $1,485,000,000  REPRESENTING 4.9% OF NET ASSETS AND ARE VALUED AT AMORTIZED
     COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                 Annualized
                                                                                   Yield on
                                                                                    Date of          Principal
DREYFUS GOVERNMENT CASH MANAGEMENT                                              Purchase (%)         Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--.6%
------------------------------------------------------------------------------------------------------------------------------------

  5.750%, 10/31/2002                                                                 2.28            20,000,000        20,499,018

  5.625%, 11/30/2002                                                                 2.38            10,000,000        10,257,288

  5.625%, 12/31/2002                                                                 2.11            25,000,000        25,782,688

TOTAL U.S. TREASURY NOTES

  (cost $56,538,994)                                                                                                   56,538,994
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--97.1%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  2/1/2002                                                                           1.77   (a)      75,000,000        75,000,000

  2/8/2002                                                                           1.65   (a)     225,000,000       224,999,581

  3/1/2002                                                                           1.74   (a)     150,000,000       149,998,361

  6/21/2002                                                                          1.83   (a)      75,000,000        74,994,678

  9/5/2002                                                                           1.75   (a)     150,000,000       149,982,862

  10/30/2002                                                                         1.73   (a)      50,000,000        50,009,848

  1/21/2003                                                                          1.75   (a)      50,000,000        50,000,000

  6/2/2003                                                                           1.75   (a)     250,000,000       249,919,055

Federal Farm Credit Banks, Consolidated Systemwide Notes

  5/1/2002                                                                           4.14           100,000,000       100,006,096

  10/22/2002                                                                         2.37            96,625,000        96,625,000

  11/1/2002                                                                          2.24           100,000,000       100,001,353

Federal Home Loan Banks, Discount Notes

  2/5/2002                                                                           4.89            50,000,000        49,999,890

  2/7/2002                                                                           4.84           100,000,000        99,999,133

  5/29/2002                                                                          1.72             5,341,000         5,311,317

  5/31/2002                                                                          1.72             7,672,000         7,628,634

  6/27/2002                                                                          3.75            10,000,000         9,853,189

  7/8/2002                                                                           3.82            19,700,000        19,383,837

  7/12/2002                                                                          3.82            17,385,000        17,098,881

  7/15/2002                                                                          3.71            56,955,000        56,026,127

  8/6/2002                                                                           3.44            50,000,000        49,992,029

  8/12/2002                                                                          3.53            17,717,000        17,393,842

  8/20/2002                                                                          3.46           126,850,000       126,822,306

  8/30/2002                                                                          3.51            52,825,000        51,780,386

  10/17/2002                                                                         2.30            54,668,000        53,786,478

  11/14/2002                                                                         2.29            58,088,000        57,054,292

  12/5/2002                                                                          2.30            66,630,000        66,552,662

  12/12/2002                                                                         2.34           100,000,000        99,973,116

  12/17/2002                                                                         2.44           150,000,000       149,985,752

  12/27/2002                                                                         2.12             5,000,000         4,904,956

Federal Home Loan Banks, Floating Rate Notes

  2/14/2002                                                                          1.65   (a)      25,000,000        25,000,000

  4/18/2002                                                                          1.75   (a)     250,000,000       250,002,466

  8/23/2002                                                                          1.75   (a)     200,000,000       199,990,599

  12/12/2002                                                                         1.77   (a)     150,000,000       149,949,443

  12/27/2002                                                                         1.78   (a)      75,000,000        74,973,510

  2/3/2003                                                                           1.77   (a)     100,000,000       100,000,000

  3/20/2003                                                                          1.77   (a)     225,000,000       224,944,329

  3/24/2003                                                                          1.74   (a)     100,000,000        99,976,949

  5/9/2003                                                                           1.74   (a)     400,000,000       400,012,438

  6/27/2003                                                                          1.77   (a)     150,000,000       149,948,153

  10/24/2003                                                                         1.70   (a)     350,000,000       350,000,000



                                                                                  Annualized

                                                                                   Yield on

                                                                                    Date of           Principal

DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
--------------------------------------------------------------------------------

Federal Home Loan Banks, Notes

  2/1/2002                                                                           4.71           100,000,000       100,000,000

  2/15/2002                                                                          4.96            43,555,000        43,581,479

  2/26/2002                                                                          4.50            25,000,000        25,008,303

  4/4/2002                                                                           4.29            62,045,000        62,060,871

  5/1/2002                                                                           3.94           225,275,000       226,752,470

  5/3/2002                                                                           3.99            10,030,000        10,035,523

  5/15/2002                                                                          4.10            40,000,000        40,341,554

  7/18/2002                                                                          3.49            38,800,000        39,380,280

  8/15/2002                                                                          3.44            56,515,000        57,233,602

  10/18/2002                                                                         2.40           100,000,000       100,014,901

  10/29/2002                                                                         2.33            50,000,000        50,005,918

  11/1/2002                                                                          2.39            50,000,000        50,000,000

  11/15/2002                                                                         1.91            25,000,000        25,854,075

  11/27/2002                                                                         2.25            50,000,000        50,000,000

  1/13/2003                                                                          2.26            50,000,000        51,307,880

  1/29/2003                                                                          2.24           100,000,000       100,000,000

Federal Home Loan Mortgage Corporation, Discount Notes

  6/26/2002                                                                          1.75             9,000,000         8,937,288

  7/1/2002                                                                           3.76            75,000,000        73,865,625

  8/15/2002                                                                          3.51           115,000,000       112,890,479

  8/21/2002                                                                          3.25            50,000,000        49,120,625

  12/20/2002                                                                         2.70            15,000,000        14,993,384

  1/2/2003                                                                           2.27            50,000,000        48,967,083

Federal Home Loan Mortgage Corporation, Floating Rate Notes

  1/10/2003                                                                          1.75   (a)     150,000,000       150,000,000

Federal Home Loan Mortgage Corporation, Notes

  5/15/2002                                                                          3.97           106,233,000       106,668,136

  10/15/2002                                                                         2.08            25,000,000        25,718,563

  2/15/2003                                                                          1.83           175,000,000       183,801,551

Federal National Mortgage Association, Discount Notes

  5/3/2002                                                                           4.01           175,000,000       173,292,486

  5/31/2002                                                                          3.88            92,508,000        91,364,344

  6/18/2002                                                                          1.76            90,000,000        89,400,625

  6/28/2002                                                                          3.76            75,000,000        73,888,313

  8/9/2002                                                                           3.50           120,150,000       118,017,938

  8/23/2002                                                                          3.25            50,000,000        49,111,875

  9/20/2002                                                                          2.44            50,000,000        49,236,417

Federal National Mortgage Association, Floating Rate Notes

  7/25/2002                                                                          1.73   (a)     300,000,000       300,000,000

  8/20/2002                                                                          1.73   (a)     200,000,000       200,000,000

  1/3/2003                                                                           1.77   (a)     705,000,000       704,890,116

  4/3/2003                                                                           1.72   (a)     200,000,000       199,988,867

  5/7/2003                                                                           1.74   (a)     100,000,000        99,972,904

  7/22/2003                                                                          1.76   (a)     100,000,000        99,985,275

Federal National Mortgage Association, Notes

  2/1/2002                                                                           4.97            16,675,000        16,675,000

  4/15/2002                                                                          4.23            50,000,000        50,213,073

  8/15/2002                                                                          3.40            35,610,000        36,206,075

  2/14/2003                                                                          2.01           125,745,000       129,259,384

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                 Annualized
                                                                                   Yield on
                                                                                    Date of           Principal
DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Student Loan Marketing Association, Discount Notes

  6/28/2002                                                                          1.73            25,000,000        24,824,417

  6/28/2002                                                                          3.73           100,000,000        99,989,932

  7/1/2002                                                                           3.78            35,000,000        34,992,733

Student Loan Marketing Association, Floating Rate Notes

  1/27/2003                                                                          1.75   (a)     100,000,000       100,000,000

  2/13/2003                                                                          1.78   (a)     300,000,000       299,890,390

  4/25/2003                                                                          1.74   (a)     250,000,000       249,962,695

Student Loan Marketing Association, Notes

  1/27/2003                                                                          2.24            38,400,000        38,400,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $9,425,983,997)                                                                                             9,425,983,997
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--1.9%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs & Co.

  dated 1/31/2002, due 2/1/2002 in the amount
  of $186,573,810 (fully collateralized by $185,798,000
  U.S.Treasury Notes, 5.00% due 8/15/2011,
  value $190,296,533)
  (cost $186,565,000)                                                                1.70           186,565,000       186,565,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $9,669,087,991)                                                                                   99.6%     9,669,087,991

CASH AND RECEIVABLES (NET)                                                                                  .4%        36,530,836

NET ASSETS                                                                                               100.0%     9,705,618,827

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                       Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--16.6%
------------------------------------------------------------------------------------------------------------------------------------

  2/21/2002                                                                          1.63            25,000,000        24,977,361

  3/7/2002                                                                           1.70           104,810,000       104,642,108

  3/21/2002                                                                          1.66            31,700,000        31,630,260

  4/11/2002                                                                          1.65            11,745,000        11,708,082

TOTAL U.S. TREASURY BILLS

  (cost $172,957,811)                                                                                                 172,957,811
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--84.3%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  2/1/2002                                                                           3.35             5,762,000         5,762,000

  2/7/2002                                                                           1.60            12,000,000        11,996,800

  4/11/2002                                                                          1.58            20,624,000        20,561,724

  4/19/2002                                                                          1.71            60,000,000        59,781,406

  5/8/2002                                                                           1.90            25,000,000        24,874,667

  5/13/2002                                                                          1.88            25,000,000        24,869,542

  5/20/2002                                                                          1.96            24,000,000        23,860,320

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes

  6/21/2002                                                                          1.83   (a)      25,000,000        24,998,226

Federal Home Loan Banks, Discount Notes

  3/13/2002                                                                          1.65            25,000,000        24,954,444

  5/29/2002                                                                          1.96            26,000,000        25,836,070

  6/28/2002                                                                          3.73             5,000,000         4,999,678

  11/8/2002                                                                          2.31            25,655,000        25,204,042

Federal Home Loan Banks, Floating Rate Notes

  4/18/2002                                                                          1.75   (a)      50,000,000        50,000,493

  12/27/2002                                                                         1.78   (a)      50,000,000        49,982,340

  3/20/2003                                                                          1.77   (a)      25,000,000        24,993,814

Federal Home Loan Banks, Notes

  4/25/2002                                                                          3.70             5,760,000         5,778,819

  7/9/2002                                                                           3.96             5,000,000         5,000,304

  7/18/2002                                                                          3.53            20,000,000        20,292,620

  8/15/2002                                                                          3.43             6,150,000         6,228,493

  9/4/2002                                                                           3.45             6,500,000         6,501,225

Student Loan Marketing Association, Discount Notes

  2/1/2002                                                                           1.80           143,236,000       143,236,000

  2/15/2002                                                                          1.58            15,900,000        15,890,230

  6/14/2002                                                                          3.84            25,000,000        24,658,726

  6/28/2002                                                                          1.58            24,000,000        23,846,140

Student Loan Marketing Association, Floating Rate Notes

  2/13/2003                                                                          1.78   (a)      25,000,000        24,990,102

Student Loan Marketing Association, Notes

  1/27/2003                                                                          2.24             5,000,000         5,000,000

Tennessee Valley Authority, Discount Notes

  2/15/2002                                                                          1.64            15,000,000        14,990,433

  2/25/2002                                                                          1.56            25,000,000        24,974,083

  2/28/2002                                                                          1.67            50,000,000        49,937,375

  3/15/2002                                                                          1.69            80,000,000        79,842,733

                                                                                                                  The Funds


STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (CONTINUED)                           Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Tennessee Valley Authority, Notes

  9/24/2002                                                                          3.49            23,870,000        24,228,683

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $878,071,532)                                                                                                 878,071,532
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,051,029,343)                                                                  100.9%     1,051,029,343

LIABILITIES, LESS CASH AND RECEIVABLES                                                                     (.9%)       (9,708,249)

NET ASSETS                                                                                               100.0%     1,041,321,094

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                 Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS TREASURY CASH MANAGEMENT                                               Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--35.6%
------------------------------------------------------------------------------------------------------------------------------------

  2/7/2002                                                                           1.58         1,000,000,000       999,736,584

  3/14/2002                                                                          1.95           300,000,000       299,338,306

  6/6/2002                                                                           1.89           100,000,000        99,348,958

  8/1/2002                                                                           1.86            50,000,000        49,536,188

TOTAL U. S. TREASURY BILLS

  (cost $1,447,960,036)                                                                                             1,447,960,036
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--21.5%
------------------------------------------------------------------------------------------------------------------------------------

  6.50%, 2/28/2002                                                                   4.31           133,000,000       133,194,679

  6.625%, 3/31/2002                                                                  4.14            50,000,000        50,179,151

  6.375%, 4/30/2002                                                                  3.93            25,000,000        25,141,519

  6.375%, 6/30/2002                                                                  3.67            80,000,000        80,822,952

  6.25%, 7/31/2002                                                                   3.65            50,000,000        50,593,547

  6.125%, 8/31/2002                                                                  3.27           150,000,000       152,370,692

  6.25%, 8/31/2002                                                                   3.37            50,000,000        50,759,846

  5.875%, 9/30/2002                                                                  2.41            50,000,000        51,110,725

  5.75%, 10/31/2002                                                                  2.27            50,000,000        51,248,860

  5.625%, 11/30/2002                                                                 2.38           100,000,000       102,572,878

  5.625%, 12/31/2002                                                                 1.94            75,000,000        77,424,369

  5.50%, 1/31/2003                                                                   1.92            50,000,000        51,734,267

TOTAL U.S. TREASURY NOTES

  (cost $877,153,485)                                                                                                 877,153,485
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--42.8%
------------------------------------------------------------------------------------------------------------------------------------

ABN Amro North America Finance Inc.

 dated 1/31/2002, due 2/1/2002 in the amount of $200,010,333
 (fully collateralized by $183,989,000 U.S. Treasury Bonds,

  6.25%, due 5/15/2030, value $204,000,232)                                          1.86           200,000,000       200,000,000

Barclays Capital Inc.

 dated 1/31/2002, due 2/1/2002 in the amount of $250,013,056
 (fully collateralized by $255,240,000 U.S. Treasury Bills, due

  from 5/16/2002 to 6/13/2002, value $253,743,277)                                   1.88           250,000,000       250,000,000

Bear Stearns Cos. Inc.

 dated 1/31/2002, due 2/1/2002 in the amount of $67,003,443
 (fully collateralized by $65,230,000 U.S. Treasury Notes,

  5.75%, due 11/30/2002, value $67,858,769)                                          1.85            67,000,000        67,000,000

CIBC World Markets PLC

 dated 1/31/2002, due 2/1/2002 in the amount of $25,001,250
 (fully collateralized by $25,450,000 U.S. Treasury Bills,

  due 5/23/2002, value $25,312,570)                                                  1.80            25,000,000        25,000,000

Credit Suisse First Boston

 dated 1/31/2002, due 2/1/2002 in the amount of $225,011,563
 (fully collateralized by $231,134,000 U.S. Treasury Bills,

  due 6/27/2002, value $229,492,949)                                                 1.85           225,000,000       225,000,000

Goldman, Sachs & Co.

 dated 1/31/2002, due 2/1/2002 in the amount of $349,273,493
 (fully collateralized by $38,244,220 U.S. Treasury Strips, due 11/15/2005 to 8/15/2011, and $327,489,000 U.S. Treasury Bills,

  due 7/11/2002, value $356,241,121)                                                 1.80           349,256,000       349,256,000

                                                                                                                  The Funds


STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS TREASURY CASH MANAGEMENT (CONTINUED)                                   Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE    AGREEMENTS
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Chase & Co.

 dated 1/31/2002, due 2/1/2002 in the amount of $200,010,278
 (fully collateralized by $49,390,000 U.S. Treasury Bills, due 3/7/2002, and $150,000,000 U.S. Treasury Notes, 5.125%, due

  12/31/2002, value $204,035,537)                                                    1.85           200,000,000       200,000,000

Lehman Brothers Inc.

  dated 1/31/2002, due 2/1/2002 in the amount of $83,004,150
  (fully collateralized by $84,980,000 U.S. Treasury Bills,
  due 5/2/2002, value $84,657,076)                                                   1.80            83,000,000        83,000,000

Morgan Stanley Dean Witter & Co.

 dated 1/31/2002, due 2/1/2002 in the amount of $27,001,365
 (fully collateralized by $26,755,000 U.S. Treasury Notes,

  6.50%, due 3/31/2002, value $27,544,380)                                           1.82            27,000,000        27,000,000

UBS Warburg, Inc.

 dated 1/31/2002, due 2/1/2002 in the amount of $251,013,108
 (fully collateralized by $256,149,000 U.S. Treasury Bills,

  due 2/7/2002, value $256,020,926)                                                  1.88           251,000,000       251,000,000

Westdeutsche Landesbank Girozentrale

 dated 1/31/2002, due 2/1/2002 in the amount of $65,003,322
 (fully collateralized by $66,640,000 U.S. Treasury Bills,

  due 5/16/2002, value $66,309,466)                                                  1.84            65,000,000        65,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $1,742,256,000)                                                                                             1,742,256,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $4,067,369,521)                                                                   99.9%     4,067,369,521

CASH AND RECEIVABLES (NET)                                                                                  .1%         2,064,832

NET ASSETS                                                                                               100.0%     4,069,434,353

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                 Annualized
                                                                                   Yield on
                                                                                    Date of            Principal
DREYFUS TREASURY PRIME CASH MANAGEMENT                                          Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--83.5%
------------------------------------------------------------------------------------------------------------------------------------

  2/7/2002                                                                           1.94           598,005,000       597,812,700

  2/14/2002                                                                          1.67           139,226,000       139,142,252

  2/21/2002                                                                          1.85           561,687,000       561,111,345

  2/28/2002                                                                          1.92           250,000,000       249,640,938

  3/7/2002                                                                           1.72           572,720,000       571,794,863

  3/14/2002                                                                          1.66           350,000,000       349,341,438

  3/21/2002                                                                          2.18           112,090,000       111,767,402

  3/28/2002                                                                          1.72           300,000,000       299,214,722

  4/4/2002                                                                           1.69            94,131,000        93,859,090

  4/11/2002                                                                          1.81           278,198,000       277,239,690

  4/18/2002                                                                          1.67             8,031,000         8,002,856

  4/25/2002                                                                          1.67           518,806,000       516,812,915

  5/2/2002                                                                           1.72            26,278,000        26,165,333

  6/13/2002                                                                          1.70           150,000,000       149,070,500

  7/5/2002                                                                           1.74           143,888,000       142,824,432

  7/11/2002                                                                          1.58            24,115,000        23,947,383

  7/18/2002                                                                          1.68            40,025,000        39,714,929

  8/1/2002                                                                           1.84           200,000,000       198,169,889

TOTAL U.S. TREASURY BILLS

  (cost $4,355,632,677)                                                                                             4,355,632,677
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--16.4%
------------------------------------------------------------------------------------------------------------------------------------

  6.625%, 3/31/2002                                                                  4.14            50,000,000        50,179,151

  6.625%, 5/31/2002                                                                  3.50           100,000,000       100,972,756

  6.125%, 8/31/2002                                                                  3.27           100,000,000       101,511,260

  6.25%, 8/31/2002                                                                   3.44            30,000,000        30,477,421

  6%, 9/30/2002                                                                      3.25            50,000,000        50,841,560

  5.75%, 10/31/2002                                                                  2.14           225,000,000       230,893,167

  5.625%, 11/30/2002                                                                 1.82           230,000,000       237,049,293

  5.625%, 12/31/2002                                                                 2.11            50,000,000        51,565,192

TOTAL U.S. TREASURY NOTES

  (cost $853,489,800)                                                                                                 853,489,800
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $5,209,122,477)                                                                   99.9%     5,209,122,477

CASH AND RECEIVABLES (NET)                                                                                  .1%         6,204,221

NET ASSETS                                                                                               100.0%     5,215,326,698

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                                    Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                                              Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--99.4%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--3.6%

Columbia Industrial Development Board, PCR, Refunding, VRDN

  (Alabama Power Co. Project) 1.50%                                                                 10,000,000  (a)    10,000,000

ARIZONA--.4%

Nogales Municipal Development Authority Inc., Municipal Facilities
  Revenue, Refunding 5%, 6/1/2002 (Insured; MBIA)                                                    1,000,000          1,009,711

CALIFORNIA--1.5%

California Higher Education Loan Authority Inc., Student Loan Revenue
  2.70%, 7/1/2002 (LOC; Student Loan Marketing Association)                                          4,000,000          4,000,000

DELAWARE--5.1%

Delaware Economic Development Authority, VRDN:

 IDR, Refunding

    (Star Enterprise Project)

    1.65% (LOC; Motiva Enterprises LLC)                                                             10,000,000  (a)    10,000,000

  Private Schools Revenue

    (St. Annes Episcopal School Project)
    1.65% (LOC; Wilmington Trust Co.)                                                                4,000,000  (a)     4,000,000

GEORGIA--2.3%

Georgia Municipal Association Inc., LR, COP

  (City Court Atlanta Project) 4%, 12/1/2002 (Insured; AMBAC)                                        1,360,000          1,382,280

Georgia Road and Thruway Authority, Highway Tolls Revenue

  BAN 2.75%, 11/20/2002                                                                              5,000,000          5,013,276

ILLINOIS--9.0%

Illinois Development Finance Authority, Revenues, VRDN

 (Evanston Northwestern Healthcare Corp.)

  1.40% (Liquidity Facility; Bank One Corp.)                                                         5,000,000  (a)     5,000,000

Illinois Health Facilities Authority, Revenues:

  (Evanston Northwestern Corp.) 2.90%, 5/31/2002                                                     3,000,000          3,000,000

  VRDN

    (Northwestern Memorial Hospital)

    1.50% (Liquidity Facility; Westdeutsche Landesbank)                                             13,000,000  (a)    13,000,000

State of Illinois, GO Notes, VRDN

 Merlots Program 1.50% (Insured; FGIC and Liquidity

  Facility; First Union Bank)                                                                        3,600,000  (a)     3,600,000

INDIANA--3.9%

Indiana Educational Facilities Authority

 College and University Revenue, VRDN

  (Martin University Project) 1.50% (LOC; Key Bank)                                                  3,500,000  (a)     3,500,000

Indiana Toll Road Commission, Toll Road Revenue, VRDN

  Merlots Program 1.50% (Liquidity Facility; Wachovia Bank)                                          3,540,000  (a)     3,540,000

St. Joseph County Industrial Health Care Facility, Revenue, VRDN

  (South Bend Medical Foundation Project) 1.45% (LOC; Key Bank)                                      3,600,000  (a)     3,600,000

IOWA--1.5%

State of Iowa, GO Notes, TRAN 3%, 6/27/2002                                                          4,000,000          4,018,264

KANSAS--1.8%

Mission, MFHR, Refunding, VRDN

  (The Falls Apartments Project) 1.45% (Liquidity Facility; FNMA)                                    3,350,000  (a)     3,350,000

Unified Government of Wyandotte County/Kansas City:

  GO Notes 3.30%, 5/1/2002                                                                             423,000            423,000

  Revenue 4.10%, 2/1/2002                                                                            1,146,000          1,146,000



                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                   Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

KENTUCKY--1.3%

Ohio County, PCR, VRDN

  (Big Rivers Electric Corp. Project) 1.35% (Insured;
  AMBAC and Liquidity Facility; Credit Suisse Group)                                                 3,700,000  (a)     3,700,000

LOUISIANA--3.6%

Jefferson Parish School Board, Sales and Use Tax Revenue

 Merlots Program, VRDN 1.50% (Insured; MBIA and Liquidity

  Facility; First Union Bank)                                                                        3,765,000  (a)     3,765,000

Louisiana Local Government Environmental Facilities

 Community Development Authority, Revenue, VRDN

  LCDA Loan Financing Program 1.60% (Liquidity Facility:
  AmSouth and Banque Paribas and LOC; CDC Funding Corp.)                                             5,000,000  (a)     5,000,000

State of Louisiana, GO Notes, Refunding

  6%, 8/1/2002 (Insured; FGIC)                                                                       1,100,000          1,122,676

MAINE--3.4%

City of Auburn, Obligation Securities Revenue, VRDN

  (J&A Properties) 1.50% (LOC; Citizens Bank of Massachusetts)                                       3,230,000  (a)     3,230,000

Maine Finance Authority, Private Schools Revenue, VRDN

  (Kents Hill School) 1.50% (LOC; Allied Irish Banks)                                                6,000,000  (a)     6,000,000

MARYLAND--2.2%

Baltimore County, EDR, VRDN

  (Art Litho Co. Project) 1.45% (LOC; Allied Irish Banks)                                            6,000,000  (a)     6,000,000

MASSACHUSETTS--3.2%

City of Haverhill, GO Notes, BAN

  3.25%, 6/28/2002 (LOC; Fleet Bank)                                                                 5,000,000          5,009,793

City of North Adams, GO Notes, BAN 4%, 2/26/2002                                                     3,300,000          3,301,308

State of Massachusetts, GO Notes, Refunding 6.25%, 7/1/2002                                            500,000            507,045

MICHIGAN--7.3%

Detroit Downtown Development Authority, Revenue, Refunding

  VRDN (Millender Center Project) 1.35% (LOC; HSBC USA)                                              4,200,000  (a)     4,200,000

Lake St. Clair Shores Drainage District, GO Notes, VRDN

  1.36% (Liquidity Facility; Comerica Bank)                                                          2,775,000  (a)     2,775,000

Michigan Higher Education Student Loan Authority

 Student Loan Revenue, Refunding, VRDN

  1.40% (Insured; AMBAC and Liquidity Facility; Lloyds TSB Bank)                                    10,000,000  (a)    10,000,000

Michigan Strategic Fund, LOR, VRDN

 (Peckham Vocational Industries Project)

  1.41% (LOC; Michigan National Bank)                                                                2,975,000  (a)     2,975,000

MISSOURI--3.3%

Missouri Health and Educational Facilities Authority, School District Revenues
  Advanced Funding Program (Bayless School District) 3%, 10/21/2002                                    970,000            975,128

Saint Charles County Industrial Development Authority, Industrial Revenue
  Refunding, VRDN (Country Club Apartments Project)

  1.37% (LOC; LaSalle Bank)                                                                          5,000,000  (a)     5,000,000

St. Louis Industrial Development Authority, Elderly Housing Revenue

  VRDN (Homer G. Phillips Project) 1.65% (LOC; U.S. Bank N.A.)                                       3,100,000  (a)     3,100,000

MONTANA--.7%

Montana Board Investment, RRR (Colstrip Project)

  3.25%, 4/1/2002 (LOC; Dexia Credit Locale)                                                         1,940,000          1,940,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                    Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NEVADA--.8%

Clark County School District, Highway Revenue, CP

  1.65%, 2/21/2002 (LOC; Toronto Dominion Bank)                                                      2,300,000          2,300,000

NEW JERSEY--1.8%

New Jersey Transport, CP

  1.65%, 2/13/2002 (Liquidity Facility:
  Bank of Nova Scotia and Commerzbank)                                                               5,000,000          5,000,000

NEW MEXICO--.9%

New Mexico Hospital Equipment Loan Council, Revenues, VRDN

 Pooled Loan Program 1.60% (GIC; CDC Funding Corp. and

  Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)                                      2,600,000  (a)     2,600,000

NEW YORK--4.1%

The City of New York, GO Notes, RAN 3%, 4/12/2002                                                    7,230,000          7,244,312

New York City Transitional Finance Authority, GO Notes

  3.25%, 10/2/2002                                                                                   4,000,000          4,029,187

OHIO--1.8%

Ohio Water Development Authority, Pollution Control Facilities

 Revenue, Refunding, VRDN (Duquesne Light Co.) 1.45%

  (Insured; AMBAC and Liquidity Facility; The Bank of New York)                                      5,000,000  (a)     5,000,000

PENNSYLVANIA--6.4%

Cumberland County, GO Notes, VRDN

  1.45% (Insured; AMBAC and Liquidity Facility; First Union Bank)                                    4,560,000  (a)     4,560,000

East Hampfield Township Industrial Development Authority, Revenues,

  VRDN (Menomite Home Project) 1.43% (LOC; Northern Trust Co.)                                       2,000,000  (a)     2,000,000

Emmaus General Authority, Revenue, VRDN:

 Local Government Pool Program

    1.35% (LOC; Kredietbank NA Finance Corp.)                                                        5,000,000  (a)     5,000,000

  (Northhampton Area School District)

    1.35% (LOC; Kredietbank NA Finance Corp.)                                                        1,000,000  (a)     1,000,000

Lancaster County, GO Notes, VRDN

  1.43% (Insured; FGIC and Liquidity Facility; FGIC)                                                 3,000,000  (a)     3,000,000

Upper Dauphin Industrial Development Authority, Revenues

 VRDN (United Church of Christ Homes)

  1.45% (LOC; First Tennessee Bank)                                                                  2,000,000  (a)     2,000,000

RHODE ISLAND--1.6%

Rhode Island, GO Notes

 Consolidated Capital Development Loan

  6.25%, 8/1/2002 (Insured; FGIC)                                                                    1,440,000          1,470,588

Rhode Island Housing and Mortgage Finance Corporation

 Revenue, VRDN, Putters Program

  1.48% (Liquidity Facility; Morgan Guaranty Trust Co.)                                              2,870,000  (a)     2,870,000

TEXAS--12.7%

Houston Higher Education Facility, Higher Education Revenue, CP

  (Rice University) 1.25%, 2/26/2002                                                                 5,000,000          5,000,000

Lower Colorado River Authority, Water Revenue, Refunding and

  Improvement, RAN 4%, 5/15/2002 (Insured; MBIA)                                                     2,000,000          2,012,090

Panhandle-Plains Higher Education Authority Inc.

 Student Loan Revenue, VRDN 1.40% (LOC; Student Loan

  Marketing Association)                                                                            10,000,000  (a)    10,000,000


                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                   Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

State of Texas, TRAN

  3.75%, 8/29/2002                                                                                   3,000,000          3,021,620

Texas Association of School Boards, Revenue, COP, BAN

  2.75%, 8/30/2002                                                                                   5,112,000          5,116,288

Texas Department of Housing and Community Affairs

 Residential Mortgage Revenue

  2.20%, 7/1/2002                                                                                    2,300,000          2,300,000

Texas Municipal Power Agency, Electric Revenue, CP

 1.40%, 4/4/2002 (Liquidity Facility: Bayerische Landesbank,

  Morgan Guaranty Trust Co., and State Street Bank and Trust Co.)                                    5,000,000          5,000,000

Texas Public Finance Authority, GO Notes, CP

  1.25%, 2/20/2002                                                                                   2,600,000          2,600,000

UTAH--.9%

Intermountain Power Agency, Electric Power Supply Revenue, CP

 1.30%, 3/11/2002 (Liquidity Facility: Bank of America and Bank of

  Nova Scotia)                                                                                       2,500,000          2,500,000

VIRGINIA--5.5%

Richmond Industrial Development Authority, Industrial Revenue

 VRDN (Cogentrix of Richmond Project)

  1.65% (LOC; BNP Paribas)                                                                          11,000,000  (a)    11,000,000

Virginia Beach Development Authority, IDR, Refunding, VRDN

  (Giant Square) 1.40% (LOC; Wachovia Bank)                                                          4,150,000  (a)     4,150,000

WASHINGTON--3.1%

Washington Economic Development Finance Authority, SWDR

 VRDN (Waste Management Project)

  1.55% (LOC; Fleet Bank)                                                                            5,500,000  (a)     5,500,000

Yakima County Public Corporation, IDR, Refunding, VRDN

 (John I Hass Inc. Project)

 1.65% (LOC: Bayerische Hypo-Und Vereinsbank and

  Deutsche Bank)                                                                                     3,000,000  (a)     3,000,000

WISCONSIN--5.7%

Douglas County, GO Notes, BAN

  3%, 12/1/2002                                                                                      2,200,000          2,211,307

Freedom Area School District Outagamie County, Revenue

  BAN 2.375%, 11/12/2002                                                                             1,325,000          1,326,034

Milwaukee Redevelopment Authority, Redevelopment Revenue

  VRDN (American Society for Quality) 1.30% (LOC; U.S. Bank NA)                                      2,000,000  (a)     2,000,000

State of Wisconsin, General Fund Revenue 3.75%, 6/17/2002                                            3,000,000          3,018,194

Wisconsin Health and Educational Facilities Authority

 College and University Revenue, VRDN

  (Wisconsin Lutheran College) 1.55% (LOC; U.S. Bank NA)                                             7,000,000  (a)     7,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $273,013,101)                                                                    99.4%        273,013,101

CASH AND RECEIVABLES (NET)                                                                                 .6%          1,579,114

NET ASSETS                                                                                              100.0%        274,592,215

SEE FOOTNOTES ON PAGE 41.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                           Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--100.5%
------------------------------------------------------------------------------------------------------------------------------------

Albany, GO Notes, BAN

  3.50%, 8/2/2002                                                                                    2,250,000          2,263,202

Albany Industrial Development Agency, VRDN:

 Civic Facility Revenue (Saint Rose Project)

    1.25% (Insured; AMBAC and Liquidity Facility; Key Bank)                                          5,180,000  (a)     5,180,000

  IDR (Corning Homes Project)

    1.35% (LOC; Chase Manhattan Bank)                                                                4,600,000  (a)     4,600,000

Briarcliff Manor Union Free School District

  GO Notes, BAN 2.50%, 6/28/2002                                                                     5,000,000          5,011,375

Broome County, GO Notes, BAN

  3.40%, 4/1/2002                                                                                    8,000,000          8,005,018

Chautauqua County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (Gerry Homes Project) 1.25% (LOC; HSBC Bank USA)                                                   7,600,000  (a)     7,600,000

Clinton Central School District

  GO Notes, BAN 2.125%, 6/28/2002                                                                    9,475,000          9,491,454

Dutchess County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (Marist College Civic Facility) 1.30% (LOC; Key Bank)                                              7,000,000  (a)     7,000,000

Erie County, GO Notes, Public Improvement

  4.50%, 8/15/2002 (Insured; FGIC)                                                                   1,035,000          1,050,063

Herkimer County Industrial Development Agency

 IDR, VRDN (Hale Manufacturing Company)

  1.20% (LOC; HSBC Bank USA)                                                                         2,960,000  (a)     2,960,000

Town of Islip Industrial Development Agency, IDR

 VRDN (Brentwood Distribution Co. Facility)

  1.25% (LOC; Fleet Bank)                                                                            3,750,000  (a)     3,750,000

Katonah-Lewisboro Union Free School District

  GO Notes, BAN 3.25%, 7/26/2002                                                                     4,606,000          4,617,174

Long Island Power Authority, Electric System Revenue, CP:

  1.50%, 2/11/2002 (Liquidity Facility: Bayerische Landesbank,
    BNP Paribas, JP Morgan Chase Bank and State Street Bank and Trust Co.)                           3,000,000          3,000,000

  1.15%, 3/11/2002 (Liquidity Facility: Bayerische Landesbank,
    BNP Paribas, JP Morgan Chase Bank and State Street Bank and Trust Co.)                          17,000,000         17,000,000

  1.65%, 3/25/2002 (Liquidity Facility: Bayerische Landesbank, BNP Paribas,
    JP Morgan Chase Bank and State Street Bank and Trust Co.)                                        3,000,000          3,000,000

  1.25%, 6/12/2002 (Liquidity Facility: Bayerische Landesbank,
    BNP Paribas, JP Morgan Chase Bank and State Street Bank and Trust Co.)                           8,000,000          8,000,000

Metropolitan Transportation Authority, Transit Facility

 Revenue, CP:

    1.35%, 3/7/2002 (LOC; ABN-AMRO)                                                                 12,800,000         12,800,000

    1.35%, 3/26/2002 (LOC; ABN-AMRO)                                                                15,000,000         15,000,000

    1.35%, 3/28/2002 (LOC; ABN-AMRO)                                                                 6,500,000          6,500,000

    1.35%, 3/29/2002 (LOC; ABN-AMRO)                                                                15,000,000         15,000,000

    1.25%, 6/12/2002 (LOC; ABN-AMRO)                                                                10,700,000         10,700,000

Middle Country Central School District

  GO Notes 4%, 6/1/2002 (Insured; FSA)                                                               1,600,000          1,609,863

Monroe County, Public Improvement

  GO Notes, BAN 2.25%, 3/15/2002                                                                     5,860,000          5,866,110

Monroe County Industrial Development Agency

 LR, VRDN (Robert Weslayan College)

  1.40% (LOC; Manufacturers and Traders Trust Company)                                               2,940,000  (a)     2,940,000



                                                                                                      Principal
   DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                             Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Monroe Tobacco Asset Securitization Corporation

 Tobacco Settlement Revenue, VRDN 1.55%

  (Liquidity Facility; Merrill Lynch)                                                                3,000,000  (a)     3,000,000

Nassau County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (St. Mary's Children Project) 1.50% (LOC; Fleet Bank)                                              2,635,000  (a)     2,635,000

Nassau County Interim Finance Authority, Revenue, BAN:

  2.50%, 5/2/2002                                                                                    4,600,000          4,613,043

  2.50%, 7/18/2002                                                                                   5,400,000          5,424,563

  2.50%, 9/12/2002                                                                                   6,200,000          6,235,500

New York City, GO Notes:

  7.20%, 2/1/2002 (Insured; AMBAC)                                                                   4,400,000  (b)     4,466,000

  7.75%, 2/1/2002                                                                                    2,000,000  (b)     2,030,000

  6.625%, 8/1/2002 (Insured; AMBAC)                                                                    500,000  (b)       519,655

  RAN 3%, 4/12/2002                                                                                 15,000,000         15,029,439

  VRDN 1.25% (LOC; Commerzbank)                                                                     15,200,000  (a)    15,200,000

New York City Housing Development Corporation, VRDN:

 (Marmion Avenue Project)

    1.30% (LOC; Key Bank)                                                                            6,700,000  (a)     6,700,000

  (Westmont Apartments)

    1.25%                                                                                           22,000,000  (a)    22,000,000

New York City Industrial Development Agency, VRDN:

 Civic Facility Revenue:

    (Brooklyn United Methodist Project)

      1.30% (LOC; The Bank of New York)                                                              4,105,000  (a)     4,105,000

    (Jewish Community Center)

      1.35% (LOC; Manufacturers and Traders Trust Company)                                           8,700,000  (a)     8,700,000

  IDR, Refunding

    (Plaza Packaging Project)

    1.50% (LOC; The Bank of New York)                                                                2,380,000  (a)     2,380,000

  Special Facility Revenue

    (Korean Airlines Co.)

    1.40% (LOC; Citibank)                                                                           12,700,000  (a)    12,700,000

New York City Municipal Water Finance Authority

 Water and Sewer System Revenue:

    CP:

      1.25%, 3/7/2002 (LOC: Bank of Nova Scotia, Commerzbank

        and Toronto-Dominion Bank)                                                                  13,000,000         13,000,000

      1.20%, 3/12/2002 (LOC: Bank of Nova Scotia, Commerzbank

        and Toronto-Dominion Bank)                                                                  18,500,000         18,500,000

      1.20%, 4/25/2002 (LOC; Westdeutsche Landesbank)                                                4,500,000          4,500,000

    VRDN

      1.50% (Insured; FGIC and Liquidity Facility; FGIC)                                             6,000,000  (a)     6,000,000

New York City Transitional Finance Authority, Revenues:

  BAN 2.75%, 11/13/2002                                                                             15,000,000         15,098,808

  New York City Recovery Notes 3.25%, 10/2/2002                                                     13,550,000         13,649,688

  VRDN, Future Tax Secured:

    1.30% (Liquidity Facility; JP Morgan Chase Bank)                                                 7,200,000  (a)     7,200,000

    1.50% (Liquidity Facility; Landesbank Baden-Wuerttemberg)                                       10,200,000  (a)    10,200,000

New York State, GO Notes

  2.60%, 8/7/2002 (LOC; Dexia Credit Locale)                                                         2,200,000          2,200,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                               Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

New York State Dormitory Authority, Revenues:

  CP (Cornell University) 1.40%, 4/8/2002                                                           11,800,000         11,800,000

  (NSARC Inc.) 2.25%, 7/1/2002 (Insured; FSA)                                                          315,000            315,448

  VRDN:

    (Memorial Sloan Kettering):

      1.50%, Series A (LOC; Chase Manhattan Bank)                                                    3,600,000  (a)     3,600,000

      1.50%, Series B (LOC; Chase Manhattan Bank)                                                    4,000,000  (a)     4,000,000

    Merlots Program:

      1.43%, Series A (Insured; AMBAC and Liquidity Facility;

        First Union Bank)                                                                            2,995,000  (a)     2,995,000

      1.43%, Series X (Insured; MBIA and Liquidity Facility;

        First Union Bank)                                                                            5,000,000  (a)     5,000,000

    (Metropolitan Museum of Art) 1.25%                                                               5,580,000  (a)     5,580,000

    (Miriam Osborne Memorial Home)

      1.45% (LOC; BNP Paribas)                                                                       2,510,000  (a)     2,510,000

    (St. Lukes Hospital)

      1.43% (Liquidity Facility; First Union Bank)                                                   4,990,000  (a)     4,990,000

New York State Energy Research and Development Authority:

 Facilities Revenue, VRDN (Consolidated Edison Co.):

    1.30%, Series A-1 (LOC; Barclays Bank)                                                           9,500,000  (a)     9,500,000

    1.30%, Series A-3 (LOC; Barclays Bank)                                                           7,900,000  (a)     7,900,000

  PCR:

    (New York State Electric and Gas Co.):

      3.13%, 3/15/2002 (LOC; JP Morgan Chase Bank)                                                   4,500,000          4,500,000

      2.15%, 10/15/2002 (LOC; Chase Manhattan Bank)                                                  4,000,000          4,000,000

      1.92%, 12/1/2002 (LOC; Fleet Bank)                                                             5,500,000          5,500,000

      VRDN:

        1.50% (LOC; Bank One Corp.)                                                                  7,200,000  (a)     7,200,000

        (Niagara Mohawk Power Co. Project)

          1.60% (LOC; Bank One Corp.)                                                                  600,000  (a)       600,000

New York State Housing Finance Agency, VRDN

 Housing Revenue:

    (PA 623)

      1.35% (Liquidity Facility; Merrill Lynch)                                                      4,990,000  (a)     4,990,000

    (Saxony Housing)
      1.25% (LOC; FNMA)                                                                             21,000,000  (a)    21,000,000

    (Theatre Row Tower)

      1.35% (LOC; Bayerische Hypo-und Vereinsbank)                                                   7,000,000  (a)     7,000,000

New York State Local Government Assistance Corporation

  7%, 4/1/2002                                                                                       1,595,000  (b)     1,640,297

New York State Mortgage Agency, Revenue

  2.20%, 10/1/2002                                                                                   7,000,000          7,000,000

New York State Power Authority, CP:

 1.45%, 3/7/2002 (Liquidity Facility: The Bank of New York,

    Bank of Nova Scotia, Bayerische Landesbank,

    Commerzbank, Dexia Credit Locale, First Union Bank,

    JP Morgan Chase Bank, Landesbank Hessen-Thueringen
    Girozentrale and State Street Bank and Trust Co.)                                                3,000,000          3,000,000

  1.20%, 3/8/2002 (LOC: The Bank of New York, Bank of Nova Scotia,

    Bayerische Landesbank, Commerzbank, Dexia Credit Locale, First

    Union Bank, JP Morgan Chase Bank, Landesbank Hessen-Thueringen
   Girozentrale, and State Street Bank and Trust Co.)                                                7,000,000          7,000,000



                                                                                                     Principal

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                               Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

New York State Thruway Authority :

  CP 1.20%, 4/10/2002 (LOC; Landesbank
    Hessen-Thueringen Girozentrale)                                                                 16,000,000         16,000,000

  Service Contract Revenue 3%, 4/1/2002                                                              7,200,000          7,214,678

Ontario County Industrial Development Agency, IDR

  VRDN (Dixit Enterprises) 1.40% (LOC; HSBC Bank USA)                                                3,320,000  (a)     3,320,000

Oswego County Industrial Development Agency, PCR

  Refunding, VRDN (Philip Morris Companies Project) 1.20%                                            6,000,000  (a)     6,000,000

Oyster Bay, Public Improvement, GO Notes

  3.50%, 4/15/2002                                                                                   2,247,000          2,254,639

Poughkeepsie Industrial Development Agency, Senior Living

  Facility Revenue, VRDN (Manor at Woodside Project)
  1.40% (LOC; The Bank of New York)                                                                  5,000,000  (a)     5,000,000

Renesselaer Industrial Development Agency, IDR (Capital View Office
  Park Project) 2.09%, 12/31/2002 (LOC; SunTrust Bank)                                               3,145,000          3,145,000

Spencerport Central School District, GO Notes

  RAN 2.50%, 10/30/2002                                                                              3,200,000          3,219,504

Stony Point, GO Notes, BAN 3.75%, 2/7/2002                                                           4,875,000          4,875,310

Suffolk County Water Authority, VRDN, Water Revenue 1.30%

  (Liquidity Facility; Bank of Novia Scotia)                                                        15,000,000  (a)    15,000,000

Syracuse Industrial Development Agency, Civic Facility Revenue, VRDN

 (Community Development Properties-Larned Project)

  1.45% (LOC; Manufacturers and Traders Trust Company)                                               7,235,000  (a)     7,235,000

Triborough Bridge and Tunnel Authority, Revenues, VRDN 1.30%,

  (Insured; AMBAC and Liquidity Facility; State Street Bank and Trust Co.)                          14,000,000  (a)    14,000,000

Ulster County Industrial Development Agency, IDR

 VRDN (Selux Corporation Project) 1.50%

  (LOC; The Bank of New York)                                                                        2,600,000  (a)     2,600,000

Warren and Washington Counties Industrial Development

 Agency, Civic Facility Revenue, VRDN

 (Glen at Hiland Meadows Project)

  1.30% (LOC: PNC Bank and Sovereign Bank)                                                           5,000,000  (a)     5,000,000

Westchester County Industrial Agency, VRDN:

 Civic Facility Revenue (Young Men's Christian Association)

    1.30% (LOC; Allied Irish Bank)                                                                   4,000,000  (a)     4,000,000

  Commercial Facility Revenue (Panorama Flight
    Service Inc. Project) 1.40% (LOC; The Bank of New York)                                          5,260,000  (a)     5,260,000

Yates County, GO Notes, BAN 3%, 4/11/2002                                                            4,000,000          4,003,339

Yonkers Industrial Development Agency, Revenue, VRDN, Merlots

  Program 1.48% (Liquidity Facility; First Union Bank)                                               3,215,000  (a)     3,215,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $611,994,170)                                                                   100.5%        611,994,170

LIABILITIES, LESS CASH AND RECEIVABLES                                                                    (.5%)        (3,034,219)

NET ASSETS                                                                                              100.0%        608,959,951

SEE FOOTNOTES ON PAGE 41.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

January 31, 2002

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT                                                                   Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--100.7%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--1.2%

Alabama Association of Governmental Organizations, COP

  TRAN 2.75%, 9/30/2002 (Insured; AMBAC)                                                            17,000,000         17,099,424

Columbia Industrial Development Board, PCR, Refunding

 VRDN (Alabama Power Co. Project):

    1.50%, Series A                                                                                  1,500,000  (a)     1,500,000

    1.50%, Series C                                                                                  3,800,000  (a)     3,800,000

West Jefferson Industrial Development Board, PCR, Refunding

  VRDN (Alabama Power Co. Project) 1.60%                                                             5,000,000  (a)     5,000,000

ARIZONA--1.7%

Apache County Industrial Development Authority, IDR, VRDN

 (Tucson Electric Power--Springerville Project)

  1.35% (LOC; The Bank of New York)                                                                 10,500,000  (a)    10,500,000

Salt River Agricultural Improvement and Power

 District, Electric Systems Revenue, CP:

    1.45%, 2/12/2002                                                                                 9,500,000          9,500,000

    1.20%, 2/20/2002                                                                                11,400,000         11,400,000

    1.30%, 3/8/2002                                                                                  7,000,000          7,000,000

ARKANSAS--.5%

University of Arkansas, University Revenues, Refunding

 VRDN (UAMS Campus)

  1.38% (Insured; MBIA and LOC; Credit Suisse)                                                      10,800,000  (a)    10,800,000

COLORADO--1.1%

Colorado Health Facilities Authority, Revenues, VRDN

 (Covenant Retirement Communities Inc.)

  1.40% (LOC; LaSalle Bank)                                                                         12,900,000  (a)    12,900,000

Southern Ute Indian Tribe of Southern Ute Indian Reservation

  GO Notes 1.95%, 8/7/2002                                                                          11,000,000         11,000,000

DELAWARE--.9%

Delaware Economic Development Authority, VRDN:

 MFHR

    (School House Project) 1.40% (LOC; HSBC Bank USA)                                               14,800,000  (a)    14,800,000

  Private Schools Revenue

    (Saint Andrews School Project) 1.40% (LOC; Allied Irish Bank)                                    5,000,000  (a)     5,000,000

DISTRICT OF COLUMBIA--1.5%

District of Columbia, Revenue:

  CP 1.65%, 6/12/2002 (LOC; Westdeutsche Landesbank)                                                 6,500,000          6,500,000

  VRDN:

    (American Public Health Association) 1.45% (LOC; PNC Bank)                                      12,180,000  (a)    12,180,000

    (Henry J. Kaiser Foundation) 1.40% (Liquidity Facility;

      Chase Manhattan Bank)                                                                         16,000,000  (a)    16,000,000

FLORIDA--7.9%

Broward County, Sales Tax Revenue, CP

  1.40%, 2/6/2002 (Liquidity Facility; Dexia Credit Locale)                                         20,000,000         20,000,000

Capital Projects Finance Authority, Revenue, VRDN

 Capital Projects Loan Program:

    1.35% (Insured; FSA and LOC; SunTrust Bank)                                                     22,085,000  (a)    22,085,000

    1.60% (GIC; CDC Funding Corp. and LOC: The Bank of New York,

      Bayerische Hypo-und Vereinsbank and Landesbank

      Hessen-Thuringen Girozentrale)                                                                27,200,000  (a)    27,200,000



                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Florida Housing Finance Agency, MFHR, VRDN

  1.35% (LOC; Federal Home Loan Banks)                                                               5,300,000  (a)     5,300,000

Highlands County Health Facilities Authority, Revenue, VRDN

 (Adventist Health System)

  1.40% (Insured; MBIA and Liquidity Facility; Bank of America)                                     37,500,000  (a)    37,500,000

Hillsborough County Industrial Development Authority, PCR, Refunding

  VRDN (Tampa Electric Company) 1.65%                                                                9,450,000  (a)     9,450,000

Jacksonville:

 PCR, Refunding, VRDN

    (Florida Power and Light Company Project) 1.60%                                                 14,125,000  (a)    14,125,000

  Water and Sewer Systems Revenue, CP

    1.30%, 2/11/2002 (Liquidity Facility; Toronto Dominion Bank)                                     7,000,000          7,000,000

Jacksonville Electric Authority, Revenue, CP

  1.50%, 2/6/2002 (Liquidity Facility; JP Morgan Chase Bank)                                        14,000,000         14,000,000

Orange County Health Facilities Authority, Revenues, VRDN

 (Florida Hospital Association)

  1.60% (GIC; CDC Funding Corp. and Liquidity Facility: The
  Bank of New York, Bank of Nova Scotia and BNP Paribas)                                            13,000,000  (a)    13,000,000

Tampa Bay Water Utility System, Water Revenue, VRDN

 Merlots Program 1.50% (Insured; FGIC and Liquidy Facility;

  First Union Bank)                                                                                  5,715,000  (a)     5,715,000

GEORGIA--4.7%

Albany Dougherty Payroll Development Authority, PCR

  Refunding, VRDN (Philip Morris Co. Inc.) 1.45%                                                    10,000,000  (a)    10,000,000

Atlanta, Water and Waste Water Revenue, VRDN

  1.35% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)                                  20,000,000  (a)    20,000,000

Dekalb County Hospital Authority, HR, VRDN (Dekalb Medical

  Center Inc. Project) 1.35% (LOC; Wachovia Bank)                                                   12,500,000  (a)    12,500,000

Fulton County Housing Authority, MFHR, Refunding, VRDN

  (Spring Creek Crossing) 1.35% (LOC; Wachovia Bank)                                                15,400,000  (a)    15,400,000

Gainesville and Hall County Development Authority, Revenue

  VRDN (Senior Living Facility--Lanier) 1.45% (LOC; Regions Bank)                                   15,000,000  (a)    15,000,000

Gainesville Redevelopment Authority, Educational Facilities Revenue

  VRDN (Riverside Military Project) 1.40% (LOC; SunTrust Bank)                                       6,000,000  (a)     6,000,000

Georgia Road and Thruway Authority, Revenue, BAN

  2.75%, 11/20/2002                                                                                 27,000,000         27,071,692

HAWAII--.3%

Honolulu City and County, GO Notes

  2.85%, 12/4/2002 (Insured; FGIC and Liquidity Facility; FGIC)                                      5,600,000          5,636,767

IDAHO--.4%

Idaho Housing and Finance Association, Nonprofit Facilities Revenue

  VRDN (Albertson College Project) 1.40% (LOC; Key Bank)                                             8,250,000  (a)     8,250,000

ILLINOIS--13.3%

Chicago, GO Notes

  1.90%, 1/3/2003 (LOC; Landesbank Hessen-Thuringen Girozentrale)                                   13,000,000         13,000,000

Chicago Board of Education, GO Notes, VRDN:

  1.35% (Insured; FSA and LOC; Dexia Credit Locale)                                                 25,000,000  (a)    25,000,000

  1.40% (Insured; FSA and LOC; Dexia Credit Locale)                                                 12,600,000  (a)    12,600,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Development Finance Authority, Revenue, VRDN

  (Evanston Northwestern) 1.40% (Liquidity Facility; Bank One Corp.)                                35,000,000  (a)    35,000,000

Illinois Educational Facilities Authority, Revenues:

 VRDN (Art Institute of Chicago)

    1.45% (Liquidity Facility; Harris Trust and Savings)                                            15,000,000  (a)    15,000,000

  (University of Chicago):

    2.05%, 8/1/2002                                                                                  8,000,000          8,000,000

    CP 2.10%, 10/2/2002                                                                              6,000,000          6,000,000

Illinois Health Facilities Authority, Revenues:

 (Evanston Hospital Corp.):

    1%, Series C, 2/14/2002                                                                          5,000,000          5,000,000

    1%, Series D, 2/14/2002                                                                         10,000,000         10,000,000

  (Evanston Northwestern Corp.)

    2.90%, 5/31/2002                                                                                20,000,000         20,000,000

  VRDN:

    (Franciscan Eldercare Service)

      1.40% (LOC; LaSalle Bank)                                                                     10,000,000  (a)    10,000,000

    (Northwestern Memorial Hospital):

      1.50% (Liquidity Facility; Northern Trust Co.)                                                29,750,000  (a)    29,750,000

      1.50% (Liquidity Facility; Westdeutsche Landesbank)                                           10,000,000  (a)    10,000,000

    (Rehab Institute Chicago Project)

      1.40% (LOC; Bank of America)                                                                  45,100,000  (a)    45,100,000

    (Resurrection Health)

      1.35% (Insured; FSA and Liquidity Facility;

        LaSalle Bank)                                                                               28,350,000  (a)    28,350,000

Regional Transportation Authority, VRDN

 Merlots Program 1.50% (Insured; MBIA and Liquidity Facility;

  First Union Bank)                                                                                  5,000,000  (a)     5,000,000

Saint Clair County, Industrial Building Revenue, Refunding

 VRDN (Winchester Apartments Project)

  1.37% (LOC; LaSalle Bank)                                                                         15,550,000  (a)    15,550,000

University of Illinois, University Revenue, VRDN, Merlots Program

  1.50% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)                                       3,100,000  (a)     3,100,000

INDIANA--1.6%

Indiana Bond Bank, GO Notes

 Advance Funding Program

  2.25%, 7/23/2002 (LOC; The Bank of New York)                                                      15,000,000         15,065,400

Indiana Health Facilities Financing Authority

 Health Facilities Revenue, VRDN:

    (Baptist Homes of Indiana) 1.40% (LOC; LaSalle Bank)                                            10,000,000  (a)    10,000,000

    (Clark Memorial Hospital Project) 1.55% (LOC; Bank One Corp.)                                   10,000,000  (a)    10,000,000

IOWA--1.7%

Iowa, GO Notes, TRAN 3%, 6/27/2002                                                                  20,000,000         20,091,319

Louisa County, PCR, Refunding, VRDN

  (Midwest Power System Inc. Project) 1.40%                                                         17,900,000  (a)    17,900,000

KANSAS--2.4%

Kansas City, MFHR, Refunding, VRDN

 (Wood View Apartments Project) 1.40%

  (LOC; Federal Home Loan Bank)                                                                     10,195,000  (a)    10,195,000

Midwest Tax-Exempt Bond Grantor Trust, Revenue, VRDN

  1.70% (LOC; Huntington National Bank)                                                              9,675,450  (a)     9,675,450



                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

KANSAS (CONTINUED)

Wyandotte County/Kansas City Unified Government Renewal

 Municipal Temporary Notes:

    GO Notes:

      2.70%, 2/1/2002                                                                                2,729,000          2,729,000

      4.04%, 2/1/2002                                                                                7,717,000          7,717,000

      4.05%, 2/1/2002                                                                                5,275,000          5,275,000

      3.20%, 5/1/2002                                                                                4,658,000          4,658,000

      2.75%, 6/1/2002                                                                                3,172,000          3,172,000

    Revenue 1.75%, 2/1/2003                                                                         10,000,000         10,000,000

KENTUCKY--3.5%

Jefferson County, Student Housing Industrial Building Revenue

 VRDN (University of Louisville Project)

  1.31% (LOC; First Union Bank)                                                                     20,000,000  (a)    20,000,000

Kentucky Interlocal School Transportation Association, COP

  TRAN 3.75%, 6/28/2002                                                                              7,500,000          7,530,265

Ohio County, PCR, VRDN (Big Rivers Electric Corp. Project)

  1.35% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                      34,800,000  (a)    34,800,000

Warren County, Hospital Facility Revenue, VRDN

  (Bowling Green) 1.45% (LOC; Bank One Corp.)                                                       15,000,000  (a)    15,000,000

LOUISIANA--6.1%

Louisiana Local Government Environmental Facilities

 Community Development Authority Revenues, VRDN:

    LCDA Loan Financing Program 1.60% (Liquidity Facility:

      AmSouth Bank and BNP Paribas and LOC; CDC Funding Corp.)                                      15,000,000  (a)    15,000,000

    Merlots Program 1.50% (Insured; AMBAC and

      LOC; First Union Bank)                                                                         8,150,000  (a)     8,150,000

Louisiana Public Facilities Authority:

 CP:

    1.25%, 2/25/2002 (Insured; AMBAC and

      Liquidity Facility; Credit Suisse)                                                            10,000,000         10,000,000

    1.25%, 4/4/2002 (Insured; AMBAC and

      Liquidity Facility; Credit Suisse)                                                            10,000,000         10,000,000

  VRDN:

    HR, Refunding, Hospital Equipment Finance Program

      1.35% (LOC; Bank One Corp.)                                                                   21,800,000  (a)    21,800,000

    Revenue:

      Equipment and Capital Facilities Loan Program:

        1.45% (LOC; Branch Banking and Trust)                                                       11,975,000  (a)    11,975,000

        1.45% (LOC; Kredietbank)                                                                     9,000,000  (a)     9,000,000

      (Pennington Medical Funding Project)

        1.45% (LOC; Bank One Corp.)                                                                 20,000,000  (a)    20,000,000

Plaquemines Port Harbor and Terminal District, Port

 Facilities Revenue (Chevron Pipe Line)

  2.74%, 9/3/2002                                                                                   13,000,000         13,000,000

Tobacco Settlement Financing Corporation, Revenue, VRDN

  1.70% (Liquidity Facility; Merrill Lynch)                                                         17,005,000  (a)    17,005,000

MARYLAND--1.3%

Maryland Health and Higher Educational Facilities Authority

 Revenue, VRDN (Mercey Ridge)

  1.35% (LOC; Allied Irish Banks)                                                                   28,200,000  (a)    28,200,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS--3.3%

Acushnet, GO Notes, BAN 2.50%, 8/16/2002                                                            13,000,000         13,048,252

Commonwealth of Massachusetts, CP

  1.40%, 2/12/2002 (Liquidity Facility; BNP Paribas)                                                10,000,000         10,000,000

Massachusetts Development Finance Agency, Revenue, VRDN

  (Carleton-Willard Village) 1.30% (LOC; Fleet Bank)                                                13,600,000  (a)    13,600,000

Medford, GO Notes, BAN 2.40%, 11/14/2002                                                            10,000,000         10,048,231

New England Education Loan Marketing Corporation

  Student Loan Revenue, Refunding 5.80%, 3/1/2002                                                   12,000,000         12,023,386

North Adams, GO Notes, BAN 4%, 2/26/2002                                                             6,000,000          6,002,378

Southeastern Regional Transit Authority, RAN

  3.125%, 9/13/2002                                                                                  8,235,000          8,264,771

MICHIGAN--2.2%

Detroit Downtown Development Authority, Revenue, Refunding

  VRDN (Millender Center Project) 1.35% (LOC; HSBC Bank USA)                                         8,000,000  (a)     8,000,000

Detroit Sewage Disposal, Revenue, VRDN, Merlots Program 1.50%

  (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                              6,350,000  (a)     6,350,000

Lake St. Clair Shores Drainage District, GO Notes, VRDN

  1.36% (Liquidity Facility; Comerica Bank)                                                         10,000,000  (a)    10,000,000

Michigan Hospital Finance Authority, Revenues, VRDN

 Hospital Equipment Loan Program

  1.26% (LOC; Michigan National Bank)                                                               19,500,000  (a)    19,500,000

Michigan Municipal Board Authority, Revenue 4%, 4/11/2002                                            6,000,000          6,010,117

MINNESOTA--1.6%

Minnesota School Districts, TAN, COP, Tax and Aid Anticipation

  Borrowing Program 4%, 2/12/2002                                                                    5,000,000          5,000,992

Rochester, Health Care Facilities Revenue, CP

  (Mayo Clinic) 1.25%, 2/11/2002 (LOC; Wells Fargo Bank)                                            30,000,000         30,000,000

MISSISSIPPI--.4%

Mississippi Business Finance Corporation, Revenue, VRDN

  (Mississipi College Project) 1.43% (LOC; First Tennessee Bank)                                     9,700,000  (a)     9,700,000

MISSOURI--.9%

Kansas City Industrial Development Authority, MFHR, Refunding, VRDN

  (Coach House South Apartments) 1.35% (LOC; FHLM)                                                  20,000,000  (a)    20,000,000

NEBRASKA--1.2%

Nebhelp Inc., Revenue, VRDN

  Multiple Mode Student Loan 1.40% (Insured; MBIA and
  Liquidity Facility; Student Loan Marketing Association)                                           27,340,000  (a)    27,340,000

NEVADA--.4%

Las Vegas Valley Water District, CP 1.45%, 2/11/2002

  (LOC: Union Bank of Switzerland and Westdeutsche Landesbank)                                      10,000,000         10,000,000

NEW HAMPSHIRE--.4%

New Hampshire Health and Education Authority, HR

 VRDN (Wentworth Douglass Hospital)

  1.60% (Liquidity Facility: Asset Guaranty and Fleet Bank)                                          8,000,000  (a)     8,000,000

NEW MEXICO--.2%

New Mexico Hospital Equipment Loan Council, Revenue, VRDN

  Pooled Loan Program 1.60% (GIC; CDC Funding Corp. and Liquidity
  Facility; Landesbank Hessen-Thuringen Girozentrale)                                                5,000,000  (a)     5,000,000



                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--2.5%

New York, GO Notes, RAN

  3%, 4/12/2002                                                                                     47,000,000         47,092,538

New York City Transitional Finance Authority, Revenue

  3.25%, 10/2/2002                                                                                   8,845,000          8,909,783

NORTH CAROLINA--.9%

North Carolina Medical Care Commission, Health Care

 Facilities Revenue, VRDN (Grace Hospital Inc.)

  1.35% (LOC; Wachovia Bank)                                                                        20,400,000  (a)    20,400,000

OHIO--1.1%

Hamilton County, Hospital Facilities Revenue, VRDN

 (Children's Hospital Medical Center):

    1.46% (LOC; U. S. Bank)                                                                          5,000,000  (a)     5,000,000

    1.48% (LOC; PNC Bank)                                                                            9,250,000  (a)     9,250,000

Ohio Water Development Authority

  Water Pollution Control Revenue, BAN 2.50%, 3/28/2002                                             10,000,000         10,017,500

PENNSYLVANIA--9.2%

Allegheny County Industrial Development Authority, Refunding, VRDN:

 Health and Housing Facilities Revenue (Longwood)

    1.55% (Liquidity Facility: Asset Guaranty and Fleet Bank)                                        8,630,000  (a)     8,630,000

  PCR (Duquesne)

    1.45% (Insured; AMBAC and Liquidity Facility;

      The Bank of New York)                                                                          6,300,000  (a)     6,300,000

Dauphin County General Authority, Revenue, VRDN

 School District Pooled Financing Program 1.35%

 (Insured; AMBAC and Liquidity Facility: Bank of Nova

    Scotia and Commerzbank)                                                                         40,000,000  (a)    40,000,000

Emmaus, General Authority Revenue, VRDN:

  1.35% (LOC; Bayerische Hypo-und Vereinsbank)                                                      10,000,000  (a)    10,000,000

  1.40%, Series A (GIC; Goldman Sachs and Co.)                                                       7,000,000  (a)     7,000,000

  1.40%, Series E (GIC; Goldman Sachs and Co.)                                                      17,000,000  (a)    17,000,000

  (Hanover Public School) 1.35% (LOC;
    Bayerische Hypo-und Vereinsbank)                                                                 7,000,000  (a)     7,000,000

  Local Government:

    1.40%, Series B-6 (GIC; Goldman Sachs and Co.)                                                  28,700,000  (a)    28,700,000

    1.40%, Series F-1 (GIC; Goldman Sachs and Co.)                                                  10,000,000  (a)    10,000,000

    (Council Rock School) 1.35% (LOC; Bayerische Landesbank)                                         5,000,000  (a)     5,000,000

    (Freeport School) 1.35% (LOC; Kredietbank)                                                       8,000,000  (a)     8,000,000

    (Kutztown School) 1.35% (LOC; Kredietbank)                                                      10,000,000  (a)    10,000,000

  (Lower Dauphin School) 1.35% (LOC; Bayerische Landesbank)                                         10,000,000  (a)    10,000,000

  (Springfield School) 1.35% (LOC; Bayerische Landesbank)                                            7,500,000  (a)     7,500,000

  (Upper Moreland) 1.35% (LOC; Bayerische Landesbank)                                                2,910,000  (a)     2,910,000

Huntingdon County General Authority

 College and University Revenue (Juanita College Project)

  4%, 5/1/2002 (LOC; PNC Bank)                                                                      10,450,000         10,474,897

Schuylkill County, GO Notes, VRDN

  1.45% (Insured; AMBAC and LOC; First Union Bank)                                                   8,000,000  (a)     8,000,000

Southcentral General Authority, Revenue, VRDN

 1.43% (Insured; AMBAC and Liquidity Facility;

  JP Morgan Chase Bank)                                                                              8,000,000  (a)     8,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--1.6%

Chesterfield County School District, GO Notes, BAN

  3%, 8/1/2002                                                                                      15,000,000         15,062,152

South Carolina Jobs Economic Development Authority, Health

 Facilities Revenue, VRDN (Presbyterian Home of South Carolina)

  1.35% (LOC; Wachovia Bank)                                                                         8,350,000  (a)     8,350,000

Tobacco Settlement Revenue Management Authority

 Tobacco Settlement Revenue, VRDN

  1.70% (LOC; Merrill Lynch)                                                                         2,645,000  (a)     2,645,000

Union Hospital District, Health Care Revenue, VRDN

  (Wallace Thompson) 1.35% (LOC; Wachovia Bank)                                                      9,460,000  (a)     9,460,000

TENNESSEE--7.6%

Johnson City Health and Educational Facilities Board, HR, VRDN

  Merlots Program 1.55% (Insured; MBIA and LOC; First Union Bank)                                   19,865,000  (a)    19,865,000

Montgomery County Public Building Authority

 Pooled Financing Revenue, VRDN:

    Government Obligation (Montgomery County Loan)

      1.40% (LOC; Bank of America)                                                                  21,595,000  (a)    21,595,000

    (Tennessee County Loan) 1.40% (LOC; Bank of America)                                            44,790,000  (a)    44,790,000

Sevier County Public Building Authority, Local Government Public

 Improvement, VRDN:

    Revenue:

      1.38% (Insured; AMBAC and Liquidity Facility; Kredietbank)                                     9,290,000  (a)     9,290,000

      1.38% (Insured; AMBAC and Liquidity Facility;

        Landesbank Hessen-Thuringen Girozentrale)                                                   10,000,000  (a)    10,000,000

    Water and Sewer Revenue

      1.38% (Insured; AMBAC and Liquidity Facility;

        Kredietbank)                                                                                12,500,000  (a)    12,500,000

Shelby County, CP (Baptist Memorial Hospital):

  1.25%, 4/18/2002 (LOC; Bank of America)                                                            4,500,000          4,500,000

  1.40%, 4/18/2002 (LOC; Bank of America)                                                           11,700,000         11,700,000

Shelby County Health Educational and Housing Facilities Board

 HR, CP (Baptist Memorial Hospital)

  1.45%, 4/18/2002 (LOC; Bank of America)                                                           35,000,000         35,000,000

TEXAS--5.8%

Harris County Health Facilities Development Corporation

 HR, VRDN (Texas Children's Hospital)

 1.50% (Insured; MBIA and Liquidity Facility;

  JP Morgan Chase Bank)                                                                              1,100,000  (a)     1,100,000

Hockley County Industrial Development Corporation, PCR

  (Amoco Project-Standard Oil Co.) 2.70%, 9/1/2002                                                  10,000,000         10,000,000

City of Houston, Water and Sewer Systems Revenue:

 CP 1.70%, 2/20/2002 (Liquidity Facility: Bayerische

    Landesbank and Westdeutsche Landesbank)                                                         10,000,000         10,000,000

  VRDN, Merlots Program 1.50% (Insured; MBIA and

    LOC; First Union Bank)                                                                           3,945,000  (a)     3,945,000

Houston Independent School District, GO Notes

  5%, 7/15/2002                                                                                      6,500,000          6,593,765

North Central Health Facility Development Corporation, Revenue

 VRDN (Retirement Facility--Northwest Senior Housing)

  1.40% (LOC; LaSalle Bank)                                                                         12,500,000  (a)    12,500,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

City of San Antonio, Electric and Gas Revenue:

  6%, 2/1/2002                                                                                      10,155,000  (b)    10,256,550

  Water Revenue:

    CP 1.25%, 4/9/2002 (Liquidity Facility: Landesbank

      Baden-Wurttemberg and Westdeutsche Landesbank)                                                12,500,000         12,500,000

    VRDN, Merlots Program 1.50%

      (Liquidity Facility; First Union Bank)                                                        10,000,000  (a)    10,000,000

Texas Association of School Boards, COP, BAN

  2.75%, 8/30/2002                                                                                  22,000,000         22,018,454

Texas Municipal Power Agency, Revenue, CP

  1.40%, 4/4/2002 (Liquidity Facility: Bayerische Landesbank,
  JP Morgan Chase Bank and State Street Bank and Trust Co.)                                         15,000,000         15,000,000

Texas Public Finance Authority, Revenue, CP

  1.25%, 2/20/2002                                                                                   6,000,000          6,000,000

University of Texas System Board of Regents, University Revenues

  CP 1.75%, 5/23/2002                                                                               10,000,000         10,000,000

UTAH--1.1%

Intermountain Power Agency, Power Supply Revenue:

 2.05%, 3/15/2002 (Insured; AMBAC and Liquidity Facility;

    Landesbank Hessen-Thuringen Girozentrale)                                                        9,200,000          9,200,000

  CP 1.30%, 3/11/2002 (Liquidity Facility: Bank of America and

    Bank of Nova Scotia)                                                                            15,000,000         15,000,000

VERMONT--.4%

Vermont Educational and Health Buildings Financing Agency

 Revenue, VRDN, Capital Asset Financing Program

 1.40% (LOC: Manufacturers and Traders Bank

  and Vermont National Bank)                                                                         9,425,000  (a)     9,425,000

VIRGINIA--2.5%

Alexandria Industrial Development Authority, Revenue, VRDN

 (Institute Defense Analyses)

  1.45% (Insured; AMBAC and Liquidity Facility; First Union Bank)                                   16,445,000  (a)    16,445,000

Fredericksburg Industrial Development Authority, Historical

 Facilities Revenue, VRDN

 (George Washington Foundation)

  1.35% (LOC; First Union Bank)                                                                     10,000,000  (a)    10,000,000

Virginia Beach Development Authority, Residential Care Facility

 Mortgage Revenue, VRDN

 (Westminster--Canterbury)

  1.35% (LOC; First Union Bank)                                                                     30,500,000  (a)    30,500,000

WASHINGTON--1.7%

Washington, GO Notes, Refunding

  5.375%, 9/1/2002                                                                                  11,650,000         11,885,144

Washington Health Care Facilities Authority, Revenues, VRDN:

  (Provail) 1.40% (LOC; Key Bank)                                                                    5,635,000  (a)     5,635,000

  (Seattle Cancer Care) 1.35% (LOC; Key Bank)                                                       21,100,000  (a)    21,100,000

WEST VIRGINIA--.9%

Weirton Municipal Hospital Building Commission, HR

 (Weirton Medical Center Inc.)

  3.50%, 12/1/2002 (LOC; PNC Bank)                                                                   7,250,000          7,329,660

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                       Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

WEST VIRGINIA (CONTINUED)

West Virginia Hospital Finance Authority, Revenues, VRDN

  WVHA Pooled Finance Program 1.50% (Liquidity Facility:
  Bank of Nova Scotia and BNP Paribas and LOC; Bank of America)                                     13,900,000  (a)    13,900,000

WISCONSIN--4.7%

Byron, IDR, Refunding, VRDN

 (Ocean Spray Inc. Project)

  1.35% (LOC; Wachovia Bank)                                                                         6,500,000  (a)     6,500,000

Douglas County, GO Notes, BAN

  2.75%, 12/1/2002                                                                                   5,200,000          5,225,428

New Berlin School District, Go Notes, TRAN

  2.40%, 9/13/2002                                                                                   8,000,000          8,014,347

West Allis, Revenue, VRDN

 (State Fair Park Exposition)

  1.40% (LOC; Firstar Bank)                                                                          7,000,000  (a)     7,000,000

State of Wisconsin:

  3.75%, 6/17/2002                                                                                  17,000,000         17,103,098

  2.795%, 8/1/2002                                                                                  10,000,000         10,000,000

Wisconsin Health and Educational Facilities Authority

 Revenues, VRDN:

    (Gunderson Lutheran) 1.50% (Insured; FSA

      and Liquidity Facility; Dexia Credit Locale)                                                   5,000,000  (a)     5,000,000

    Pooled Loan Financing Program 1.50% (GIC; Bank of

      America and Liquidity Facility; The Bank of New York)                                         39,780,000  (a)    39,780,000

Wisconsin School Districts, COP

 Cash Flow Management Program

  2.25%, 11/1/2002                                                                                   7,000,000          7,011,793
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,248,399,553)                                                                 100.7%      2,248,399,553

LIABILITIES, LESS CASH AND RECEIVABLES                                                                    (.7%)       (16,105,678)

NET ASSETS                                                                                              100.0%      2,232,293,875

SEE FOOTNOTES ON PAGE 41.

SEE NOTES TO FINANCIAL STATEMENTS.



Summary of Abbreviations

AMBAC        American Municipal Bond Assurance Corporation

BAN          Bond Anticipation Notes

COP          Certificate of Participation

CP           Commercial Paper

EDR          Economic Development Revenue

FGIC         Financial Guaranty Insurance Company

FHLM         Federal Home Loan Mortgage

FNMA         Federal National Mortgage Association

FSA          Financial Security Assurance

GIC          Guaranteed Investment Contract

GO           General Obligation

HR           Hospital Revenue

IDR          Industrial Development Revenue

LOC          Letter of Credit

LOR          Limited Obligation Revenue

LR           Lease Revenue

MBIA         Municipal Bond Investors Assurance
               Insurance Corporation

MFHR         Multi-Family Housing Revenue

PCR          Pollution Control Revenue

RAN          Revenue Anticipation Notes

RRR          Resources Recovery Revenue

SWDR         Solid Waste Disposal Revenue

TAN          Tax Anticipation Notes

TRAN         Tax and Revenue Anticipation Notes

VRDN         Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

                                                                                                         VALUE (%)

                                                                                      _____________________________________________
____________________

                                                                                          DREYFUS         DREYFUS        DREYFUS
                                                                                      MUNICIPAL CASH     NEW YORK      TAX EXEMPT
                                                                                        MANAGEMENT    MUNICIPAL CASH      CASH
FITCH            OR           MOODY'S                 OR     STANDARD & POOR'S             PLUS         MANAGEMENT     MANAGEMENT
_____                         ________                       __________________       ______________   _____________  ______________


F1+/F1                        VMIG1/MIG1, P1                 SP1+/SP1, A1+/A1             82.3            86.9           87.9

AAA/AA (c)                    Aaa/Aa (c)                     AAA/AA (c)                   10.1             5.0            7.3

Not Rated (d)                 Not Rated (d)                  Not Rated (d)                 7.6             8.1            4.8

                                                                                         100.0           100.0          100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE  REPRESENTED  BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(E)  AT JANUARY 31, 2002,  DREYFUS TAX EXEMPT CASH  MANAGEMENT HAD  $679,549,659
     (30.4% OF NET ASSETS) INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND
     INTEREST IS DEPENDENT UPON REVENUES GENERATED FROM HEALTH CARE PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2002

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT      PLUS, INC.     MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)((+))      15,217,127(a)  30,724,309       9,669,088(a)   1,051,029       4,067,370(a)   5,209,122

Interest receivable                             59,567        190,086          50,370          1,276          14,047         12,469

                                            15,276,694     30,914,395       9,719,458      1,052,305       4,081,417      5,221,591
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                 1,697          4,724           2,315            387             814          1,097

Cash overdraft due to Custodian                 21,501         60,381          11,524            634          11,169          5,167

Payable for investment
  securities purchased                              --        700,012              --          9,963              --             --

                                                23,198        765,117          13,839         10,984          11,983          6,264
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              15,253,496     30,149,278       9,705,619      1,041,321       4,069,434      5,215,327
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                             15,253,665     30,149,585       9,705,810      1,041,377       4,069,754      5,215,539

Accumulated net realized gain (loss)
  on investments                                  (169)          (307)           (191)           (56)           (320)          (212)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              15,253,496     30,149,278       9,705,619      1,041,321       4,069,434      5,215,327
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                            13,259,537     27,178,757       7,049,243        359,804       2,787,323      3,331,329

  Shares Outstanding                        13,259,715     27,179,107       7,049,425        359,835       2,787,669      3,331,664

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                             1,286,428      1,547,105       1,510,260        196,312       1,034,931      1,300,186

  Shares Outstanding                         1,286,434      1,547,095       1,510,272        196,316       1,034,917      1,300,139

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                               506,491        932,405         622,758         86,161         126,521         61,513

  Shares Outstanding                           506,487        932,400         622,760         86,162         126,515         61,504

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                               201,040        491,011         523,358        399,044         120,659        522,299

  Shares Outstanding                           201,029        490,983         523,353        399,064         120,653        522,232

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)              15,217,127     30,724,309       9,669,088      1,051,029       4,067,370      5,209,122

(A)  AMOUNTS INCLUDE  REPURCHASE  AGREEMENTS OF  $500,000,000,  $186,565,000 AND
     $1,742,256,000  FOR  DREYFUS  CASH  MANAGEMENT,   DREYFUS  GOVERNMENT  CASH
     MANAGEMENT AND DREYFUS  TREASURY CASH  MANAGEMENT,  RESPECTIVELY.  SEE NOTE
     1(B).

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)((+))                                                  273,013             611,994       2,248,400

Cash                                                                                        382                  --              --

Interest receivable                                                                       1,255               2,274           7,622

                                                                                        274,650             614,268       2,256,022
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                                58                  91             425

Cash overdraft due to Custodian                                                              --                 209           3,012

Payable for investment securities purchased                                                  --               5,008          20,291

                                                                                             58               5,308          23,728
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          274,592             608,960       2,232,294
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                         274,647             608,964       2,232,808

Accumulated net realized gain (loss)
  on investments                                                                            (55)                 (4)           (514)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          274,592             608,960       2,232,294
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITITUTIONAL SHARES

  Net Assets ($)                                                                        125,064             588,204       1,879,565

  Shares Outstanding                                                                    125,208             588,206       1,880,056

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                                                                         62,866              17,021         194,629

  Shares Outstanding                                                                     62,863              17,023         194,655

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                                                         71,156               3,430           6,969

  Shares Outstanding                                                                     71,155               3,430           6,968

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                                                         15,506                 305         151,131

  Shares Outstanding                                                                     15,504                 305         151,129

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)                                                          273,013             611,994       2,248,400

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2002

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                508,832        754,629         279,514         31,077         123,331        143,413

EXPENSES:

Management fee--Note 2(a)                       26,488         40,316          15,243          1,745           6,815           7,971

Distribution fees--Note 2(b):

  Investor Shares                                3,235          2,655           2,673            219           2,013           2,087

  Administrative Shares                            345            366             469             36              41              42

  Participant Shares                             1,011          1,703           1,289          1,702             485           2,504

TOTAL EXPENSES                                  31,079         45,040          19,674          3,702           9,354          12,604

INVESTMENT INCOME--NET                         477,753        709,589         259,840         27,375         113,977         130,809
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON

  INVESTMENTS--NOTE 1(B) ($)                       336            485             (53)            22             410             848

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    478,089        710,074         259,787         27,397         114,387         131,657

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                                           6,314              10,899          53,907

EXPENSES:

Management fee--Note 2(a)                                                                   474                 892           4,145

Distribution fees--Note 2(b):

  Investor Shares                                                                           142                  56             441

  Administrative Shares                                                                      10                   6               9

  Participant Shares                                                                         60                   3             620

TOTAL EXPENSES                                                                              686                 957           5,215

INVESTMENT INCOME--NET                                                                    5,628               9,942          48,692
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON

 INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                                      22                  --             152

Net unrealized appreciation (depreciation)
  on investments                                                                             (6)                 --             (25)

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                                             16                  --             127

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                               5,644               9,942          48,819

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

                                                          DREYFUS CASH MANAGEMENT                 DREYFUS CASH MANAGEMENT PLUS, INC.
                                                         ---------------------------             ----------------------------------
                                                                YEAR ENDED JANUARY 31,                      YEAR ENDED JANUARY 31,
                                                                2002             2001                      2002                2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       477,753          531,358                   709,589             582,399

Net realized gain (loss) on investments                          336               15                       485                 750

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 478,089          531,373                   710,074             583,149
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                     (414,430)        (451,577)                 (647,891)           (516,137)

   Investor Shares                                           (43,466)         (51,160)                  (36,292)            (38,200)

   Administrative Shares                                     (10,756)          (8,485)                  (11,025)             (9,975)

   Participant Shares                                         (9,101)         (20,136)                  (14,381)            (18,087)

TOTAL DIVIDENDS                                             (477,753)        (531,358)                 (709,589)           (582,399)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                  108,595,273       82,455,912               195,539,966         119,652,542

   Investor Shares                                         8,366,746        5,327,180                 6,063,282           3,814,805

   Administrative Shares                                   3,572,869        1,185,330                 4,314,907             749,495

   Participant Shares                                        999,116        1,801,353                 1,614,817           2,044,207

Dividends reinvested:

   Institutional Shares                                      125,040          129,897                   267,566             247,367

   Investor Shares                                            23,160           15,255                    32,051              32,429

   Administrative Shares                                       4,452            2,858                     6,305               8,868

   Participant Shares                                          2,159            7,325                    13,692              17,353

Cost of shares redeemed:

   Institutional Shares                                 (104,586,113)     (82,475,817)             (178,981,470)       (116,072,086)

   Investor Shares                                        (8,070,028)      (5,053,743)               (5,297,675)         (3,795,228)

   Administrative Shares                                  (3,196,431)      (1,235,703)               (3,427,468)           (749,806)

   Participant Shares                                     (1,001,778)      (1,823,477)               (1,567,495)         (1,818,000)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS          4,834,465          336,370                18,578,478           4,131,946

TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,834,801          336,385                18,578,963           4,132,696
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                       10,418,695       10,082,310                11,570,315           7,437,619

END OF PERIOD                                             15,253,496       10,418,695                30,149,278          11,570,315

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                 DREYFUS GOVERNMENT                          DREYFUS GOVERNMENT
                                                                   CASH MANAGEMENT                          PRIME CASH MANAGEMENT
                                                            ------------------------                     -------------------------
                                                                YEAR ENDED JANUARY 31,                       YEAR ENDED JANUARY 31,
                                                                2002              2001                     2002                2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       259,840           256,909                   27,375          33,804

Net realized gain (loss) on investments                          (53)              554                22                  (39)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 259,787           257,463                   27,397              33,765
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                     (204,320)         (211,312)                 (10,955)            (15,156)

   Investor Shares                                           (32,870)          (40,171)                  (2,586)             (3,219)

   Administrative Shares                                     (13,631)           (2,381)                    (749)                (89)

   Participant Shares                                         (9,019)           (3,045)                 (13,085)            (15,340)

TOTAL DIVIDENDS                                             (259,840)         (256,909)                 (27,375)            (33,804)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   39,634,599  32,206,685  1,249,360           1,341,983

   Investor Shares                                         8,504,933  6,009,329  341,509                124,286

   Administrative Shares                                   2,223,305  686,232  517,756                    7,724

   Participant Shares                                      2,019,203  757,352  1,985,414                863,442

Dividends reinvested:

   Institutional Shares                                       82,919  96,291     9,625                   13,593

   Investor Shares                                            23,586  21,423     2,380                    3,151

   Administrative Shares                                       7,001  1,652        604                       75

   Participant Shares                                          7,871  2,682     12,768                   15,213

Cost of shares redeemed:

   Institutional Shares                                 (36,732,284)      (31,812,665)              (1,187,197)         (1,465,038)

   Investor Shares                                       (7,660,783)       (5,892,034)                (212,640)           (101,695)

   Administrative Shares                                 (1,677,728)         (636,717)                (438,096)             (2,577)

   Participant Shares                                    (1,552,985)         (753,934)              (1,919,117)           (754,573)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS                        4,879,637           686,296                  362,366              45,584

TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,879,584           686,850                  362,388              45,545
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                        4,826,035  4,139,185  678,933                633,388

END OF PERIOD                                              9,705,619         4,826,035                1,041,321             678,933

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(amounts in thousands)

                                               DREYFUS TREASURY CASH MANAGEMENT   DREYFUS TREASURY
                                                                   PRIME CASH MANAGEMENT
                                                  --------------------------------------------------
                                                    YEAR ENDED JANUARY 31,   YEAR ENDED JANUARY 31,
                                                    2002                  2001                    2002                  2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                 113,977  166,563      130,809                  151,870

Net realized gain (loss) on investments                    410  (47)                                      848  (219)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           114,387               166,516                  131,657               151,651
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                               (83,305)             (129,821)                 (84,481)             (113,858)

   Investor Shares                                    (25,635)              (33,704)                 (24,886)              (26,337)

   Administrative Shares                               (1,156)               (1,229)                  (1,145)                 (719)

   Participant Shares                                  (3,881)               (1,809)                 (20,297)              (10,956)

TOTAL DIVIDENDS                                      (113,977)             (166,563)                (130,809)             (151,870)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                             23,721,628            26,653,590               56,318,445             37,709,621

   Investor Shares                                   6,111,052             6,048,054                4,726,123              3,323,541

   Administrative Shares                               348,107                31,452                  259,799                 17,254

   Participant Shares                                  475,395               354,638                  976,078              1,288,456

Dividends reinvested:

   Institutional Shares                                 15,888                23,058                   26,180                 34,859

   Investor Shares                                       7,602                 6,827                   11,453                 12,028

   Administrative Shares                                 1,066                 1,208                    1,025                    711

   Participant Shares                                      757                   423                    2,377                  3,720

Cost of shares redeemed:

   Institutional Shares                            (23,088,161)          (26,417,427)             (54,949,539)          (38,035,154)

   Investor Shares                                  (5,754,740)           (5,856,436)              (3,939,425)           (3,245,790)

   Administrative Shares                              (244,469)              (33,887)                (209,144)              (26,713)

   Participant Shares                                 (474,716)             (268,708)              (1,065,526)             (820,441)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS                  1,119,409               542,792                2,157,846               262,092

TOTAL INCREASE (DECREASE) IN NET ASSETS              1,119,819               542,745                2,158,694               261,873
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                  2,949,615             2,406,870                3,056,633             2,794,760

END OF PERIOD                                        4,069,434             2,949,615                5,215,327             3,056,633

SEE NOTES TO FINANCIAL STATEMENTS.




                                             DREYFUS MUNICIPAL CASH       DREYFUS NEW YORK MUNICIPAL          DREYFUS TAX EXEMPT
                                                 MANAGEMENT PLUS                CASH MANAGEMENT                 CASH MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

                                              YEAR ENDED JANUARY 31,        YEAR ENDED JANUARY 31,           YEAR ENDED JANUARY 31,
                                                2002           2001            2002           2001            2002            2001
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          5,628         8,376           9,942          12,681           48,692         61,354

Net realized gain (loss) on investments            22            18             --               --              152             65

Net unrealized appreciation (depreciation)
   on investments                                  (6)            6             --               --              (25)            25

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    5,644         8,400           9,942          12,681           48,819         61,444
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                       (3,914)        (6,287)          (9,341)      (12,259)         (41,493)       (48,564)

   Investor Shares                            (1,222)        (1,788)            (468)         (380)          (3,814)        (7,128)

   Administrative Shares                        (168)            (8)            (119)           (7)            (200)           (31)

   Participant Shares                           (324)          (293)             (14)          (35)          (3,185)        (5,631)

TOTAL DIVIDENDS                               (5,628)        (8,376)          (9,942)      (12,681)         (48,692)       (61,354)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                     1,028,974       755,327       1,008,008     1,805,150       10,073,793       8,736,800

   Investor Shares                            378,240       298,798          47,151         7,140          860,612       1,056,530

   Administrative Shares                       89,519           200         106,901           200           52,282             531

   Participant Shares                          26,521        41,229           2,462         3,652          378,861         372,406

Dividends reinvested:

   Institutional Shares                         2,783         5,515           3,011         3,540           15,514          17,664

   Investor Shares                                974         1,287             451           379            1,833           1,431

   Administrative Shares                          167             8             107             7              182              30

   Participant Shares                             324           292              12            35              --               --

Cost of shares redeemed:

   Institutional Shares                   (1,039,967)      (756,944)        (752,509)   (1,744,040)      (9,747,664)    (8,275,268)

   Investor Shares                          (361,421)      (303,559)         (42,752)       (6,123)        (821,988)    (1,126,907)

   Administrative Shares                     (18,739)         -- (a)        (103,785)        -- (a)         (45,593)        (2,064)

   Participant Shares                        (25,343)       (27,519)          (2,935)       (3,357)        (395,521)      (335,253)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            82,032         14,634          266,122        66,583          372,311        445,900

TOTAL INCREASE (DECREASE) IN NET ASSETS        82,048         14,658          266,122        66,583          372,438        445,990
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           192,544        177,886          342,838       276,255        1,859,856      1,413,866

END OF PERIOD                                 274,592        192,544          608,960       342,838        2,232,294      1,859,856

(A)  AMOUNT REPRESENTS LESS THAN $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds





FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                             RATIO OF NET

                                        NET ASSET             DIVIDENDS     NET ASSET           RATIO OF    INVESTMENT  NET ASSETS
                                           VALUE      NET     FROM NET        VALUE             EXPENSES    INCOME TO   END OF
                                        BEGINNING  INVESTMENT INVESTMENT       END    TOTAL     TO AVERAGE    AVERAGE   PERIOD
                                         OF PERIOD   INCOME     INCOME     OF PERIOD  RETURN(%) NET ASSETS     NET
                                                                                                            ASSETS    ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .037    (.037)        1.00      3.77        .20      3.64        13,260

  2001                                          1.00      .063    (.063)        1.00      6.46        .20      6.24         9,125

  2000                                          1.00      .051    (.051)        1.00      5.19        .20      5.12         9,015

  1999                                          1.00      .053    (.053)        1.00      5.45        .20      5.32         6,273

  1998                                          1.00      .054    (.054)        1.00      5.58        .20      5.45         4,103

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .035    (.035)        1.00      3.51        .45      3.39         1,286

  2001                                          1.00      .060    (.060)        1.00      6.19        .45      5.99           967

  2000                                          1.00      .048    (.048)        1.00      4.93        .45      4.88           678

  1999                                          1.00      .051    (.051)        1.00      5.19        .45      5.07           462

  1998                                          1.00      .052    (.052)        1.00      5.31        .45      5.18           464

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .036    (.036)        1.00      3.67        .30      3.54           506

  2001                                          1.00      .062    (.062)        1.00      6.35        .30      6.14           126

  2000                                          1.00      .050    (.050)        1.00      5.08        .30      5.02           173

  1999                                          1.00      .052    (.052)        1.00      5.34        .30      5.22           195

  1998                                          1.00      .053    (.053)        1.00      5.48        .30      5.37             2

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .033    (.033)        1.00      3.36        .60      3.24           201

  2001                                          1.00      .059    (.059)        1.00      6.04        .60      5.84           202

  2000                                          1.00      .047    (.047)        1.00      4.77        .60      4.72           216

  1999                                          1.00      .049    (.049)        1.00      5.03        .60      4.92            65

  1998                                          1.00      .050    (.050)        1.00      5.16        .60      5.21            99

SEE NOTES TO FINANCIAL STATEMENTS.





                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                            RATIO OF NET
                                          NET ASSET              DIVIDENDS   NET ASSET            RATIO OF  INVESTMENT   NET ASSETS
                                              VALUE      NET     FROM NET      VALUE              EXPENSES   INCOME TO   END OF
                                           BEGINNING  INVESTMENT INVESTMENT    END      TOTAL     TO AVERAGE AVERAGE     PERIOD
                                           OF PERIOD   INCOME     INCOME     OF PERIOD  RETURN(%) NET ASSETS  NET
                                                                                                             ASSETS   ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .038    (.038)        1.00      3.91        .20      3.54        27,179

  2001                                          1.00      .063    (.063)        1.00      6.49        .20      6.33        10,352

  2000                                          1.00      .051    (.051)        1.00      5.22        .20      5.08         6,524

  1999                                          1.00      .054    (.054)        1.00      5.50        .20      5.36         7,448

  1998                                          1.00      .055    (.055)        1.00      5.64        .20      5.50         5,793

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .036    (.036)        1.00      3.66        .45      3.29         1,547

  2001                                          1.00      .061    (.061)        1.00      6.23        .45      6.08           749

  2000                                          1.00      .048    (.048)        1.00      4.95        .45      4.84           697

  1999                                          1.00      .051    (.051)        1.00      5.24        .45      5.12           690

  1998                                          1.00      .053    (.053)        1.00      5.38        .45      5.25           750

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .037    (.037)        1.00      3.81        .30      3.44           932

  2001                                          1.00      .062    (.062)        1.00      6.39        .30      6.23            39

  2000                                          1.00      .050    (.050)        1.00      5.12        .30      4.99            30

  1999                                          1.00      .053    (.053)        1.00      5.39        .30      5.26            31

  1998                                          1.00      .054    (.054)        1.00      5.54        .30      5.40            26

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .034    (.034)        1.00      3.50        .60      3.14           491

  2001                                          1.00      .059    (.059)        1.00      6.07        .60      5.93           430

  2000                                          1.00      .047    (.047)        1.00      4.80        .60      4.70           186

  1999                                          1.00      .050    (.050)        1.00      5.07        .60      4.96            67

  1998                                          1.00      .051    (.051)        1.00      5.22        .60      5.10            15

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                             RATIO OF NET
                                           NET ASSET            DIVIDENDS   NET ASSET            RATIO OF   INVESTMENT   NET ASSETS
                                             VALUE    NET       FROM NET      VALUE              EXPENSES   INCOME TO    END OF
                                           BEGINNING INVESTMENT INVESTMENT   END       TOTAL     TO AVERAGE  AVERAGE     PERIOD
                                           OF PERIOD  INCOME    INCOME      OF PERIOD  RETURN(%) NET ASSETS   NET
                                                                                                             ASSETS   ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS GOVERMENT CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .037    (.037)        1.00      3.81        .20      3.55         7,049

  2001                                          1.00      .061    (.061)        1.00      6.28        .20      6.08         4,064

  2000                                          1.00      .049    (.049)        1.00      5.00        .20      4.88         3,573

  1999                                          1.00      .052    (.052)        1.00      5.35        .20      5.22         4,019

  1998                                          1.00      .054    (.054)        1.00      5.55        .20      5.41         4,137

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .035    (.035)        1.00      3.55        .45      3.30         1,510

  2001                                          1.00      .059    (.059)        1.00      6.01        .45      5.83           643

  2000                                          1.00      .046    (.046)        1.00      4.74        .45      4.62           504

  1999                                          1.00      .050    (.050)        1.00      5.08        .45      4.96           811

  1998                                          1.00      .052    (.052)        1.00      5.28        .45      5.16           779

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .036    (.036)        1.00      3.71        .30      3.45           623

  2001                                          1.00      .060    (.060)        1.00      6.17        .30      5.98            70

  2000                                          1.00      .048    (.048)        1.00      4.89        .30      4.78            19

  1999                                          1.00      .051    (.051)        1.00      5.24        .30      5.12            52

  1998                                          1.00      .053    (.053)        1.00      5.44        .30      5.31           236

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .033    (.033)        1.00      3.40        .60      3.15           523

  2001                                          1.00      .057    (.057)        1.00      5.85        .60      5.68            49

  2000                                          1.00      .045    (.045)        1.00      4.58        .60      4.48            43

  1999                                          1.00      .048    (.048)        1.00      4.93        .60      4.81           270

  1998                                          1.00      .050    (.050)        1.00      5.13        .60      5.01            31

SEE NOTES TO FINANCIAL STATEMENTS.






                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                             RATIO OF NET
                                           NET ASSET            DIVIDENDS   NET ASSET            RATIO OF   INVESTMENT  NET ASSETS
                                               VALUE    NET     FROM NET       VALUE             EXPENSES   INCOME TO   END OF
                                           BEGINNING INVESTMENT INVESTMENT     END     TOTAL     TO AVERAGE AVERAGE     PERIOD
                                           OF PERIOD  INCOME    INCOME      OF PERIOD  RETURN(%) NET ASSETS   NET
                                                                                                             ASSETS   ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .035    (.035)        1.00      3.56        .20      3.39           360

  2001                                          1.00      .061    (.061)        1.00      6.27        .20      5.99           288

  2000                                          1.00      .049    (.049)        1.00      5.04        .20      4.98           397

  1999(a)                                       1.00      .048    (.048)        1.00   5.33(b)     .20(b)   5.20(b)           194

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .033    (.033)        1.00      3.31        .45      3.14           196

  2001                                          1.00      .058    (.058)        1.00      6.00        .45      5.74            65

  2000                                          1.00      .047    (.047)        1.00      4.78        .45      4.73            39

  1999(a)                                       1.00      .046    (.046)        1.00   5.06(b)     .45(b)   4.95(b)            15

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .034    (.034)        1.00      3.46        .30      3.29            86

  2001                                          1.00      .060    (.060)        1.00      6.16        .30      5.89             6

  2000                                          1.00      .048    (.048)        1.00      4.95        .30      4.88             1

  1999(a)                                       1.00      .047    (.047)        1.00   5.22(b)     .30(b)   5.10(b)             2

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .031    (.031)        1.00      3.15        .60      2.99           399

  2001                                          1.00      .057    (.057)        1.00      5.84        .60      5.59           320

  2000                                          1.00      .045    (.045)        1.00      4.63        .60      4.58           196

  1999(a)                                       1.00      .045    (.045)        1.00   4.90(b)     .60(b)   4.80(b)           163

(A)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1999.

(B)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS..

                                                                 The Funds




FINANCIAL HIGHLIGHTS (CONTINUED)

                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                            RATIO OF NET
                                           NET ASSET            DIVIDENDS    NET ASSET           RATIO OF   INVESTMENT   NET ASSETS
                                               VALUE    NET     FROM NET       VALUE             EXPENSES   INCOME TO    END OF
                                           BEGINNING INVESTMENT INVESTMENT     END      TOTAL    TO AVERAGE  AVERAGE     PERIOD
                                           OF PERIOD INCOME     INCOME       OF PERIOD  RETURN(%)NET ASSETS    NET
                                                                                                             ASSETS   ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .036    (.036)        1.00      3.62        .20      3.42         2,787

  2001                                          1.00      .060    (.060)        1.00      6.12        .20      5.93         2,138

  2000                                          1.00      .048    (.048)        1.00      4.88        .20      4.76         1,879

  1999                                          1.00      .051    (.051)        1.00      5.21        .20      5.09         2,865

  1998                                          1.00      .053    (.053)        1.00      5.42        .20      5.30         2,921

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .033    (.033)        1.00      3.36        .45      3.17         1,035

  2001                                          1.00      .057    (.057)        1.00      5.86        .45      5.68           671

  2000                                          1.00      .045    (.045)        1.00      4.62        .45      4.53           472

  1999                                          1.00      .048    (.048)        1.00      4.95        .45      4.84           538

  1998                                          1.00      .051    (.051)        1.00      5.17        .45      5.07           597

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .035    (.035)        1.00      3.52        .30      3.32           127

  2001                                          1.00      .059    (.059)        1.00      6.02        .30      5.83            22

  2000                                          1.00      .047    (.047)        1.00      4.78        .30      4.66            23

  1999                                          1.00      .050    (.050)        1.00      5.10        .30      4.99            17

  1998                                          1.00      .052    (.052)        1.00      5.32        .30      5.20        -- (a)

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .032    (.032)        1.00      3.21        .60      3.02           121

  2001                                          1.00      .056    (.056)        1.00      5.70        .60      5.53           119

  2000                                          1.00      .044    (.044)        1.00      4.46        .60      4.36            33

  1999                                          1.00      .047    (.047)        1.00      4.79        .60      4.68           126

  1998                                          1.00      .049    (.049)        1.00      5.00        .60      4.90           102

(A)  AMOUNT IS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.






                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                           RATIO OF NET
                                           NET ASSET            DIVIDENDS   NET ASSET            RATIO OF   INVESTMENT   NET ASSETS
                                               VALUE    NET     FROM NET      VALUE              EXPENSES   INCOME TO    END OF
                                           BEGINNING INVESTMENT INVESTMENT    END      TOTAL     TO AVERAGE  AVERAGE     PERIOD
                                           OF PERIOD  INCOME    INCOME      OF PERIOD  RETURN(%) NET ASSETS   NET
                                                                                                             ASSETS   ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .036    (.036)        1.00      3.68        .20      3.40         3,331

  2001                                          1.00      .058    (.058)        1.00      5.94        .20      5.74         1,936

  2000                                          1.00      .046    (.046)        1.00      4.72        .20      4.61         2,227

  1999                                          1.00      .050    (.050)        1.00      5.07        .20      4.96         2,784

  1998                                          1.00      .052    (.052)        1.00      5.30        .20      5.17         2,907

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .034    (.034)        1.00      3.42        .45      3.15         1,300

  2001                                          1.00      .055    (.055)        1.00      5.68        .45      5.49           502

  2000                                          1.00      .044    (.044)        1.00      4.46        .45      4.36           412

  1999                                          1.00      .047    (.047)        1.00      4.81        .45      4.71           434

  1998                                          1.00      .049    (.049)        1.00      5.03        .45      4.91           304

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .035    (.035)        1.00      3.57        .30      3.30            62

  2001                                          1.00      .057    (.057)        1.00      5.84        .30      5.64            10

  2000                                          1.00      .045    (.045)        1.00      4.62        .30      4.51            19

  1999                                          1.00      .049    (.049)        1.00      4.97        .30      4.86            56

  1998                                          1.00      .051    (.051)        1.00      5.19        .30      5.10             7

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .032    (.032)        1.00      3.26        .60      3.00           522

  2001                                          1.00      .054    (.054)        1.00      5.52        .60      5.34           609

  2000                                          1.00      .042    (.042)        1.00      4.31        .60      4.23           138

  1999                                          1.00      .046    (.046)        1.00      4.65        .60      4.56           132

  1998                                          1.00      .048    (.048)        1.00      4.88        .60      4.79           110

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds






FINANCIAL HIGHLIGHTS (CONTINUED)



                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                             RATIO OF NET
                                           NET ASSET            DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS
                                               VALUE   NET      FROM NET      VALUE             EXPENSES   INCOME TO    END OF
                                           BEGINNING INVESTMENT INVESTMENT     END    TOTAL     TO AVERAGE   AVERAGE    PERIOD
                                           OF PERIOD INCOME     INCOME      OF PERIOD RETURN(%) NET ASSETS    NET
                                                                                                             ASSETS   ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .026    (.026)        1.00      2.59        .20      2.52           125

  2001                                          1.00      .039    (.039)        1.00      4.01        .20      3.94           133

  2000                                          1.00      .031    (.031)        1.00      3.18        .20      3.12           129

  1999                                          1.00      .033    (.033)        1.00      3.37        .20      3.31           208

  1998                                          1.00      .035    (.035)        1.00      3.59        .20      3.53           134

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .023    (.023)        1.00      2.34        .45      2.27            63

  2001                                          1.00      .037    (.037)        1.00      3.75        .45      3.69            45

  2000                                          1.00      .029    (.029)        1.00      2.93        .45      2.86            49

  1999                                          1.00      .031    (.031)        1.00      3.12        .45      3.07            50

  1998                                          1.00      .033    (.033)        1.00      3.34        .45      3.26            47

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .025    (.025)        1.00      2.48        .30      2.42            71

  2001                                          1.00      .038    (.038)        1.00      3.91        .30      3.84        -- (a)

  2000                                          1.00      .030    (.030)        1.00      3.08        .30      3.02        -- (a)

  1999                                          1.00      .032    (.032)        1.00      3.27        .30      3.54        -- (a)

  1998                                          1.00      .034    (.034)        1.00      3.49        .30      3.53        -- (a)

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .022    (.022)        1.00      2.18        .60      2.12            16

  2001                                          1.00      .035    (.035)        1.00      3.60        .60      3.54            14

  2000                                          1.00      .027    (.027)        1.00      2.77        .60      2.72        -- (a)

  1999                                          1.00      .029    (.029)        1.00      2.97        .60      2.91            15

  1998                                          1.00      .031    (.031)        1.00      3.18        .60      3.17             7

(A)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                             RATIO OF NET
                                           NET ASSET            DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT   NET ASSETS
                                               VALUE    NET     FROM NET       VALUE            EXPENSES   INCOME TO    END OF
                                           BEGINNING INVESTMENT INVESTMENT     END    TOTAL     TO AVERAGE  AVERAGE     PERIOD
                                           OF PERIOD   INCOME   INCOME      OF PERIOD RETURN(%) NET ASSETS    NET
                                                                                                             ASSETS   ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .024    (.024)        1.00      2.41        .20      2.24           588

  2001                                          1.00      .038    (.038)        1.00      3.87        .20      3.80           330

  2000                                          1.00      .030    (.030)        1.00      3.03        .20      2.98           265

  1999                                          1.00      .031    (.031)        1.00      3.19        .20      3.12           268

  1998                                          1.00      .034    (.034)        1.00      3.46        .20      3.40           196

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .021    (.021)        1.00      2.15        .45      1.99            17

  2001                                          1.00      .036    (.036)        1.00      3.61        .45      3.55            12

  2000                                          1.00      .027    (.027)        1.00      2.77        .45      2.73            11

  1999                                          1.00      .029    (.029)        1.00      2.93        .45      2.92             9

  1998                                          1.00      .032    (.032)        1.00      3.20        .45      3.17            13

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .023    (.023)        1.00      2.30        .30      2.14             3

  2001                                          1.00      .037    (.037)        1.00      3.77        .30      3.70        -- (a)

  2000                                          1.00      .029    (.029)        1.00      2.93        .30      2.88        -- (a)

  1999                                          1.00      .030    (.030)        1.00      3.09        .30      3.02        -- (a)

  1998                                          1.00      .033    (.033)        1.00      3.35        .30      3.30        -- (a)

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .020    (.020)        1.00      2.04        .60      1.84        -- (a)

  2001                                          1.00      .034    (.034)        1.00      3.46        .60      3.40             1

  2000                                          1.00      .026    (.026)        1.00      2.62        .60      2.58        -- (a)

  1999                                          1.00      .027    (.027)        1.00      2.78        .60      2.72             1

  1998                                          1.00      .030    (.030)        1.00      3.05        .60      3.01             1

(A)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds




FINANCIAL HIGHLIGHTS (CONTINUED)



                                                PER SHARE DATA ($)                                 RATIOS/SUPPLEMENTAL DATA (%
                                              -----------------------                              ----------------------------
                                                                                                          RATIO OF NET
                                           NET ASSET            DIVIDENDS   NET ASSET           RATIO OF   INVESTMENT  NET ASSETS
                                               VALUE    NET     FROM NET      VALUE             EXPENSES   INCOME TO   END OF
                                           BEGINNING INVESTMENT INVESTMENT     END    TOTAL     TO AVERAGE  AVERAGE    PERIOD
                                           OF PERIOD  INCOME    INCOME      OF PERIOD RETURN(%) NET ASSETS   NET
                                                                                                            ASSETS    ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2002                                          1.00      .025    (.025)        1.00      2.50        .20      2.40         1,880

  2001                                          1.00      .039    (.039)        1.00      3.95        .20      3.85         1,538

  2000                                          1.00      .031    (.031)        1.00      3.11        .20      3.05         1,059

  1999                                          1.00      .032    (.032)        1.00      3.26        .20      3.20         1,286

  1998                                          1.00      .034    (.034)        1.00      3.50        .20      3.44         1,319

INVESTOR SHARES

Year Ended January 31,

  2002                                          1.00      .022    (.022)        1.00      2.25        .45      2.15           195

  2001                                          1.00      .036    (.036)        1.00      3.69        .45      3.60           154

  2000                                          1.00      .028    (.028)        1.00      2.86        .45      2.80           223

  1999                                          1.00      .030    (.030)        1.00      3.00        .45      2.96           161

  1998                                          1.00      .032    (.032)        1.00      3.24        .45      3.22           149

ADMINISTRATIVE SHARES

Year Ended January 31,

  2002                                          1.00      .024    (.024)        1.00      2.40        .30      2.30             7

  2001                                          1.00      .038    (.038)        1.00      3.85        .30      3.75        -- (a)

  2000                                          1.00      .030    (.030)        1.00      3.00        .30      2.95             2

  1999                                          1.00      .031    (.031)        1.00      3.15        .30      2.95             1

  1998                                          1.00      .033    (.033)        1.00      3.39        .30      3.35             1

PARTICIPANT SHARES

Year Ended January 31,

  2002                                          1.00      .021    (.021)        1.00      2.10        .60      2.00           151

  2001                                          1.00      .035    (.035)        1.00      3.54        .60      3.45           168

  2000                                          1.00      .027    (.027)        1.00      2.70        .60      2.65           131

  1999                                          1.00      .028    (.028)        1.00      2.85        .60      2.81            73

  1998                                          1.00      .030    (.030)        1.00      3.09        .60      3.08            72

(A)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.





NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is a diversified series. Dreyfus New York Municipal Cash Management is a non-diversified series. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares:
Institutional Shares, Investor Shares, Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the funds' Board members to represent the fair value of each fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended January 31, 2002:

Dreyfus Cash Management                                          $1,154,263

Dreyfus Cash Management Plus, Inc.                                  752,077

Dreyfus Government
Cash Management                                                     108,323

Dreyfus Treasury Cash
Management                                                           58,277

Dreyfus Treasury Prime
Cash Management                                                     235,429

Dreyfus Municipal
Cash Management Plus                                                 30,532

Dreyfus New York
Municipal Cash Management                                            24,901

Dreyfus Tax Exempt
Cash Management                                                     107,134

Income earned under this arrangement is included in interest income.

                                                                 The Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller' s agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) EXPENSES: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all Federal income and excise taxes.

At January 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of each fund's distributions paid to shareholders during the fiscal periods ended January 31, 2001 and January 31, 2002, respectively, were
all    ordinary    income.

The following summarizes each fund's accumulated capital losses available to be applied against future net securities profits, if any, realized subsequent to January 31, 2002.


                                                             EXPIRING IN FISCAL:                    ($ X 1,000)

                                                    2003     2004      2005      2006     2007      2008     2009     2010     TOTAL

Dreyfus Cash Management                              --       --        --       109        --       60       --       --      169

Dreyfus Cash Management Plus, Inc.                   --       --        --        --        --      307       --       --      307

Dreyfus Government Cash Management                   --       --       114        --        24       --       --       52      190

Dreyfus Government Prime Cash Management             --       --        --        --        --       20       39       --       59

Dreyfus Treasury Cash Management                     --       --        --         6       186       80       47       --      319

Dreyfus Treasury Prime Cash Management               --       --        --        --        --       --      212       --      212

Dreyfus Municipal Cash Management Plus               13        7        17        --        18       --       --       --       55

Dreyfus New York Municipal Cash Management            1       --         3        --        --       --       --       --        4

Dreyfus Tax Exempt Cash Management                   --       72       156        43        25      219       --       --      515


At January 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

During the period ended January 31, 2002, as a result of permanent book to tax differences, Dreyfus Municipal Cash Management Plus reclassified $83,173 between accumulated net gain (loss) on investments and paid-in capital due to the expiration of capital loss carryovers. The results of operations and net assets were not affected by this reclassification.

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund:
the   management  fee,  and  with  respect  to  the  fund' s  Investor  Shares,
Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(B) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25, .10 and .40 of 1% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended January 31, 2002, each fund was charged the following pursuant to the Plan:

    Dreyfus Cash Management                          $4,590,887

     Dreyfus Cash Management
         Plus, Inc.                                   4,724,348

     Dreyfus Government
         Cash Management                              4,431,093

     Dreyfus Government Prime
         Cash Management                              1,957,468

     Dreyfus Treasury Cash
         Management                                   2,539,291

     Dreyfus Treasury Prime
         Cash Management                              4,633,006

     Dreyfus Municipal Cash
         Management Plus                                212,107

     Dreyfus New York Municipal
         Cash Management                                 64,884

     Dreyfus Tax Exempt
         Cash Management                              1,070,342

(C) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3--Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 90 billion shares of $.001 par value Common Stock.

                                                                 The Funds

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees/Directors

   Dreyfus Cash Management

   Dreyfus Cash Management Plus, Inc.

   Dreyfus Government Cash Management

   Dreyfus Government Prime Cash Management

   Dreyfus Treasury Cash Management

   Dreyfus Treasury Prime Cash Management

   Dreyfus Municipal Cash Management Plus

   Dreyfus New York Municipal Cash Management

   Dreyfus Tax Exempt Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management as of January 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2002 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of January 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



New York, New York
March 15, 2002



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2002:

   -- all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular Federal income taxes).

   --for individuals who are residents of New York, "exempt-interest dividends" paid by Dreyfus New York Municipal Cash Management are also not subject to New York State and New York City personal income tax.

For State individual income tax purposes Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentages of ordinary dividends paid during the fiscal year ended January 31, 2002 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of
Columbia:

   Dreyfus Government Cash Management                                49.34%

   Dreyfus Government Prime Cash

     Management                                                        100%

   Dreyfus Treasury Cash Management                                  38.39%

   Dreyfus Treasury Prime Cash Management                              100%

                                                                 The Funds

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (58)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Chairman of the Board of various funds in the Dreyfus Family of Funds

OTHER DIRECTORSHIPS AND AFFILIATIONS:

*    The Muscular Dystrophy Association

* Plan Vista Corporation (formerly HealthPlan Services Corporation), a provider of marketing, administrative and risk management services to health and other benefit programs

*    Carlyle Industries, Inc., button packager and distributor

* Century Business Services, Inc., provider of various outsourcing functions for small and medium size companies

* The Newark Group, privately held company providing a national network of paper recovery facilities, paperboard mills and paperboard converting plants

* QuikCAT.com, Inc., private company engaged in the development of high speed movement, routing, storage and encryption of data across all modes of data transport

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 190

                                             --------------

DAVID W. BURKE (65)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER DIRECTORSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation

* U.S.S. Constitution Museum

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 59

                                             --------------

ISABEL P. DUNST (54)

BOARD MEMBER (1991)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Partner in the law firm of Hogan & Hartson

OTHER DIRECTORSHIPS AND AFFILIATIONS:

* Union of American Hebrew Congregations, a religious organization

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 9

LYLE E. GRAMLEY (75)

BOARD MEMBER (1986)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Consulting Economist, Mortgage Bankers Association of America

OTHER DIRECTORSHIPS AND AFFILIATIONS:

* IndyMac Bank, Inc.. NUWave Technologies, Inc., a technology company

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 9

                                             --------------

WARREN B. RUDMAN (71)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Partner in the law firm of Paul, Weiss, Rifkind, Wharton & Garrison

OTHER DIRECTORSHIPS AND AFFILIATIONS:

* Boston Scientific, provider of medical devices

* Collins & Aikmen Corporation, provider of automotive floor and acoustic systems

* Chubb Corporation, an insurance company

* Raytheon Company, an aerospace and engineering company

* Allied Waste Industries, Inc., a waste management company

* Serves as a member of the Senior Advisory Board of the Institute of Politics of the Kennedy School of Government at Harvard University

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 21

                                             --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.


OFFICERS OF THE FUNDS (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

   Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 183 portfolios) managed by the Manager. Mr. Canter also is a Director and Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old, and has been an employee of the Manager since May 1995.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

   Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 196 portfolios) managed by the Manager. He is 55 old, and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000.

   Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 28 portfolios) managed by the Manager. He is 38 years old, and has been an employee of the Manager since February 1991.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE  MARCH 2000.

   Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 196 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

   Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 196 portfolios) managed by the Manager. He is 52 years old, and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

   Director of Mutual Fund Treasury Accounting of the Manager, and an officer of 93 investment companies (comprised of 196 portfolios) managed by the Manager. He is 43 years old, and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

   Senior Treasury Manager of the Manager, and an officer of 35 investment companies (comprised of 76 portfolios) managed by the Manager. He is 40 years old, and has been an employee of the Manager since August 1984.

GREGORY S. GRUBER, ASSISTANT TREASURER SINCE MARCH 2000.

   Senior Treasury Manager of the Manager, and an officer of 30 investment companies (comprising 59 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since August 1981.

KENNETH SANDGREN, ASSISTANT TREASURER SINCE  NOVEMBER 2001.

   Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 196 portfolios) managed by the Manager. He is 47 years old, and has been an employee of the Manager since June 1993.

                                                                 The Funds

NOTES


                        For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
15 Broad Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
P.O. Box 9263
Boston, MA 02205-8501

Distributor

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166



To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation
CMGTAR0102